Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TRUSTCO BANK CORP N Y
Entity Central Index Key	0000357301
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 490,349,976
Entity Common Stock, Shares Outstanding		94,071,114
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Interest and fees on loans	$ 128,581	$ 129,212	$ 128,148
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	18,776	22,639	23,778
Interest on held to maturity securities:
Total interest on held to maturity securities	5,978	7,491	8,899
Federal Reserve Bank and Federal Home Loan Bank stock	486	304	389
Interest on federal funds sold and other short-term investments	1,142	1,102	909
Total interest income	154,963	160,748	162,123
Interest expense:
Interest on deposits	18,500	24,670	33,222
Interest on short-term borrowings	1,475	1,574	1,776
Total interest expense	19,975	26,244	34,998
Net interest income	134,988	134,504	127,125
Provision for loan losses	12,000	18,750	23,200
Net interest income after provision for loan losses	122,988	115,754	103,925
Noninterest income:
Trustco Financial Services income	5,761	5,088	4,993
Fees for services to customers	12,290	11,305	11,518
Net gain on securities transactions	2,161	1,428	3,352
Other	752	952	1,018
Total noninterest income	20,964	18,773	20,881
Noninterest expenses:
Salaries and employee benefits	31,276	28,751	27,065
Net occupancy expense	15,257	14,687	14,222
Equipment expense	6,073	5,652	5,638
Professional services	6,040	5,729	5,599
Outsourced services	5,122	5,100	5,458
Advertising expense	3,841	2,784	2,716
FDIC and other insurance expense	3,823	4,655	6,446
Other real estate expense, net	3,216	5,693	5,565
Other	9,329	9,091	8,185
Total noninterest expense	83,977	82,142	80,894
Income before income taxes	59,975	52,385	43,912
Income taxes	22,441	19,298	14,591
Net income	37,534	33,087	29,321
Earnings per share:
Basic (in dollars per share)	$ 0.4	$ 0.389	$ 0.381
Diluted (in dollars per share)	$ 0.4	$ 0.389	$ 0.381
U. S. government sponsored enterprises [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	8,097	12,998	12,455
Interest on held to maturity securities:
Total interest on held to maturity securities	25	261	487
State and political subdivisions [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	1,413	2,471	3,531
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	6,697	3,091	3,282
Interest on held to maturity securities:
Total interest on held to maturity securities	4,287	4,765	5,163
Corporate bonds [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	2,231	4,059	4,488
Interest on held to maturity securities:
Total interest on held to maturity securities	1,666	2,465	3,249
Small Business Administration-guaranteed participation securities [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	319	0	0
Other securities [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	$ 19	$ 20	$ 22

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 37,534	$ 33,087	$ 29,321
Net unrealized holding gain (loss) on securities available for sale	10,100	9,062	(2,979)
Reclassification adjustments for net gain recognized in income	(2,161)	(1,428)	(3,352)
Tax effect	(3,166)	(3,045)	2,524
Net unrealized gain on securities available for sale	4,773	4,589	(3,807)
Change in overfunded position in pension and postretirement plans arising during the year	(1,244)	(4,753)	1,827
Tax effect	496	1,895	(727)
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	(748)	(2,858)	1,100
Amortization of net actuarial loss	306	85	188
Amortization of prior service credit	(262)	(262)	(403)
Tax effect	(18)	72	85
Amortization of net actuarial loss and prior service credit on pension and postretirement plans, net of tax	26	(105)	(130)
Other comprehensive income, net of tax	4,051	1,626	(2,837)
Comprehensive income	$ 41,585	$ 34,713	$ 26,484

Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 55,789	$ 44,395
Federal funds sold and other short term investments	488,227	488,548
Total cash and cash equivalents	544,016	532,943
Securities available for sale	912,092	908,718
Held to maturity securities ($151,126 and $224,440 fair value at December 31, 2012 and 2011, respectively)	143,426	216,288
Federal Reserve Bank and Federal Home Loan Bank stock	9,632	9,004
Loans, net of deferred fees and costs	2,684,733	2,521,303
Less: Allowance for loan losses	47,927	48,717
Net loans	2,636,806	2,472,586
Bank premises and equipment, net	36,239	37,006
Other assets	64,402	67,099
Total assets	4,346,613	4,243,644
Deposits:
Demand	300,544	267,776
Savings accounts	1,198,517	978,819
Interest-bearing checking	560,064	489,227
Money market deposit accounts	667,589	635,434
Certificates of deposit (in denominations of $100,000 or more)	352,734	460,971
Other time accounts	724,745	903,746
Total deposits	3,804,193	3,735,973
Short-term borrowings	159,846	147,563
Accrued expenses and other liabilities	23,776	21,592
Total liabilities	3,987,815	3,905,128
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock; $1 par value. 150,000,000 shares authorized, 98,912,423 shares issued at December 31, 2012 and 2011	98,912	98,912
Surplus	174,899	176,638
Undivided profits	132,378	119,465
Accumulated other comprehensive income (loss), net of tax	1,558	(2,493)
Treasury stock; 4,977,179 and 5,491,276 shares, at cost, at December 31, 2012 and 2011, respectively	(48,949)	(54,006)
Total shareholders' equity	358,798	338,516
Total liabilities and shareholders' equity	$ 4,346,613	$ 4,243,644

Consolidated Statements of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Held to maturity securities, fair value	$ 151,126	$ 224,440
SHAREHOLDERS' EQUITY:
Capital stock, par value (in dollars per share)	$ 1	$ 1
Capital stock, shares authorized (in shares)	150,000,000	150,000,000
Capital stock, shares issued (in shares)	98,912,423	98,912,423
Treasury stock, at cost (in shares)	4,977,179	5,491,276

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 83,166	$ 128,681	$ 99,190	$ (1,282)	$ (64,077)	$ 245,678
Net Income	0	0	29,321	0	0	29,321
Change in other comprehensive loss, net of tax	0	0	0	(2,837)	0	(2,837)
Cash dividend declared	0	0	(19,731)	0	0	(19,731)
Sale of treasury stock	0	(1,875)	0	0	4,708	2,833
Stock based compensation expense	0	176	0	0	0	176
Balance at Dec. 31, 2010	83,166	126,982	108,780	(4,119)	(59,369)	255,440
Net Income	0	0	33,087	0	0	33,087
Change in other comprehensive loss, net of tax	0	0	0	1,626	0	1,626
Net proceeds from stock offering	15,640	51,938	0	0	0	67,578
Issuance of restricted stock	106	(106)	0	0	0	0
Cash dividend declared	0	0	(22,402)	0	0	(22,402)
Sale of treasury stock	0	(2,463)	0	0	5,363	2,900
Stock based compensation expense	0	287	0	0	0	287
Balance at Dec. 31, 2011	98,912	176,638	119,465	(2,493)	(54,006)	338,516
Net Income	0	0	37,534	0	0	37,534
Change in other comprehensive loss, net of tax	0	0	0	4,051	0	4,051
Cash dividend declared	0	0	(24,621)	0	0	(24,621)
Sale of treasury stock	0	(2,144)	0	0	5,057	2,913
Stock based compensation expense	0	405	0	0	0	405
Balance at Dec. 31, 2012	$ 98,912	$ 174,899	$ 132,378	$ 1,558	$ (48,949)	$ 358,798

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Shareholders' Equity
Shares issued in stock offering (in shares)		15,640,000
Issuance of restricted stock (in shares)		106,000
Cash dividend declared (in dollars per share)	$ 0.2625	$ 0.2625	$ 0.2563
Sale of treasury stock (in shares)	514,097	545,236	478,482

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 37,534	$ 33,087	$ 29,321
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,032	4,836	4,731
Net loss on sale of other real estate owned	364	478	1,008
Writedown of other real estate owned	1,059	3,454	2,631
Provision for loan losses	12,000	18,750	23,200
Deferred tax (benefit) expense	1,440	(2,336)	581
Stock based compensation expense	405	287	176
Net (gain) loss on sale of bank premises and equipment	(3)	(4)	39
Net gain on securities transactions	(2,161)	(1,428)	(3,352)
Decrease (increase) in taxes receivable	1,390	473	(12,336)
Decrease (increase) in interest receivable	2,200	(774)	1,020
Decrease in interest payable	(313)	(311)	(516)
Decrease (increase) in other assets	(2,780)	4,614	2,420
Increase (decrease) in accrued expenses and other liabilities	2,462	192	(444)
Total adjustments	21,095	28,231	19,158
Net cash provided by operating activities	58,629	61,318	48,479
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	1,204,250	1,171,945	1,198,435
Purchases of securities available for sale	(1,199,986)	(1,207,157)	(1,301,412)
Proceeds from maturities of securities available for sale	2,462	20,243	19,312
Proceeds from calls and maturities of held to maturity securities	83,165	87,320	183,159
Purchases of held to maturity securities	(10,303)	(111,896)	0
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(628)	(2,143)	(551)
Proceeds from redemptions of Federal Reserve Bank and Federal Home Loan Bank stock	0	53	0
Net increase in loans	(190,843)	(188,776)	(106,118)
Proceeds from dispositions of other real estate owned	9,760	9,013	11,474
Proceeds from dispositions of bank premises and equipment	3	7	0
Purchases of bank premises and equipment	(4,265)	(5,213)	(3,609)
Net cash (used in) provided by investing activities	(106,385)	(226,604)	690
Cash flows from financing activities:
Net increase in deposits	68,220	181,886	248,927
Net increase in short-term borrowings	12,283	22,948	16,887
Proceeds from sales of treasury stock	2,913	2,900	2,833
Net proceeds from common stock offering	0	67,578	0
Dividends paid	(24,587)	(21,333)	(19,460)
Net cash provided by financing activities	58,829	253,979	249,187
Net increase in cash and cash equivalents	11,073	88,693	298,356
Cash and cash equivalents at beginning of period	532,943	444,250	145,894
Cash and cash equivalents at end of period	544,016	532,943	444,250
Cash paid during the year for:
Interest paid	20,288	26,555	35,514
Income taxes paid	21,052	18,824	27,628
Non cash investing and financing activities:
Transfer of loans to real estate owned	14,623	10,794	13,509
Increase in dividends payable	34	1,069	271
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	7,939	7,634	(6,331)
Change in deferred tax effect on unrealized gain (loss) on securities available for sale, net of reclassification adjustment	(3,166)	(3,045)	2,524
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	44	(177)	(215)
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	(18)	72	85
Change in overfunded position in pension and postretirement plans arising during the year	(1,244)	(4,753)	1,827
Deferred tax effect of change in overfunded position of pension and post retirement benefit plans (ASC 715)	$ 496	$ 1,895	$ (727)

Basis of Presentation	12 Months Ended
Dec. 31, 2012
Basis of Presentation [Abstract]
Basis of Presentation
(1) Basis of Presentation

The accounting and financial reporting policies of TrustCo Bank Corp NY (the Company or TrustCo), ORE Subsidiary Corp., Trustco Bank (referred to as Trustco Bank or the Bank), and its wholly owned subsidiaries, Trustco Realty Corporation, Trustco Insurance Agency, Inc., ORE Property, Inc. and its subsidiaries ORE Property One, Inc. and ORE Property Two, Inc. conform to general practices within the banking industry and are in conformity with U.S. generally accepted accounting principles. A description of the more significant policies follows.

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation

The consolidated financial statements of the Company include the accounts of the subsidiaries after elimination of all significant intercompany accounts and transactions

Use of Estimates

To prepare financial statements in conformity with U.S. generally accepted accounting principals, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, other real estate owned and the fair value of financial instruments are particularly subject to change.

Securities Available for Sale and Held to Maturity

Securities available for sale are carried at fair value with any unrealized appreciation or depreciation of value, net of tax, included as an element of accumulated other comprehensive income or loss in shareholders' equity. Management maintains an available for sale portfolio in order to provide maximum flexibility in balance sheet management. The designation of available for sale is made at the time of purchase based upon management's intent to hold the securities for an indefinite period of time. These securities, however, are available for sale in response to changes in market interest rates, related changes in liquidity needs, or changes in the availability of and yield on alternative investments. Unrealized losses on securities that reflect a decline in value which is other than temporary, if any, are charged to income.

The cost of debt securities available for sale is adjusted for amortization of premium and accretion of discount using the interest method. Premiums and discounts on securities are amortized on the interest method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated.

Gains and losses on the sale of securities available for sale are based on the amortized cost of the specific security sold at trade date.

Debt securities that management has the positive intent and ability to hold until maturity are classified as held to maturity and are carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Other Than Temporary Impairment ("OTTI")

A decline in the fair value of any available for sale or held to maturity security below cost that is deemed to be other than temporary is charged to earnings and/or accumulated other comprehensive income, resulting in the establishment of a new cost basis of the security. Management evaluates these types of securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. Additional discussion of OTTI is included in Note 3 of the consolidated financial statements.

Federal Reserve Bank and Federal Home Loan Bank stock

The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income. The Bank is also a member of its regional Federal Reserve Bank. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans

Loans are carried at the principal amount outstanding net of unearned income and unamortized loan fees and costs, which are recognized as adjustments to interest income over the applicable loan term. Interest income on loans is accrued based on the principal amount outstanding.

Nonperforming loans include non-accrual loans, restructured loans, and loans which are three payments or more past due and still accruing interest. Generally, loans are placed in non-accrual status either due to the delinquent status of principal and/or interest payments, or a judgment by management that, although payments of principal and/or interest are current, such action is prudent based upon specific facts and circumstances surrounding the borrower. Typically, a loan is moved to non-accrual status after 90 days of non-payment in accordance with the Company's policy. Past due status is based on the contractual terms of the loan. All interest accrued but not received for loans placed on non-accrual status is reversed against interest income. Future payments received on nonperforming loans are recorded as interest income or principal reductions based upon management's ultimate expectation for collection. Loans may be removed from non-accrual status when they become current as to principal and interest and have demonstrated a sustained ability to make loan payments in accordance with the contractual terms of the loan. Loans may also be removed from non-accrual status when, in the opinion of management, the loan is expected to be fully collectable as to principal and interest. When, in the opinion of management, the collection of principal appears unlikely, the loan balance is evaluated in light of its sources of repayment, and a charge-off is recorded when appropriate.

Loan origination fees, net of certain direct origination costs, are deferred and recognized using the level yield method without anticipating prepayments.

Allowance for Loan Losses

The allowance for loan losses is maintained at a level considered adequate by management to provide for probable incurred loan losses. The allowance is increased by provisions charged against income, while loan losses are charged against the allowance when management deems a loan balance to be uncollectible. Subsequent recoveries, if any, are credited to the allowance.

The Company performs an analysis of the adequacy of the allowance on at least a quarterly basis. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations, current economic conditions, past due and charge-off trends and other factors. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to change the allowance based on their judgments of information available to them at the time of their examination. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, should be charged off. The allowance methodology consists of specific and general components. The specific component relates to loans that are individually classified as impaired.

A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (TDR's) and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans in non-accrual status are defined as impaired loans and are individually evaluated for impairment. The Company also has a portfolio of residential restructured loans that are defined as impaired. If a loan is impaired, a charge-off is taken so that the loan is reported at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral, if repayment is expected solely from the collateral. Residential real estate loans and consumer loans are collectively evaluated for impairment.

TDR's are measured at the present value of estimated future cash flows using the loan's effective rate at inception. If a TDR is considered to be a collateral dependent loan, the loan is reported at the fair value of the collateral with any charge-off recognized at that time. For TDR's that subsequently default, the Company determines the amount of additional charge-off, if any, in accordance with the accounting policy for the allowance for loan losses with respect to impaired loans described previously.

The general component of the allowance covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by geography for each portfolio segment and is based on the actual net loss history experienced by the Company over the most recent four years. This actual loss experience is supplemented with other economic factors based on the risks present in each geography and portfolio segment. These economic factors include consideration of the following: changes in national, regional and local economic trends and conditions; effects of any changes in interest rates; changes in the volume and severity of net charge-offs, delinquencies, nonperforming loans; changes in the experience, ability, and depth of lending management and other relevant staff; effects of any changes in credit concentrations; effects of any changes in underwriting standards, lending policies, procedures, and practices; and changes in the nature, volume and terms of loans.

The Company's allowance methodology also includes additional allocation percentages for residential and installment loans in non-accrual status and residential and installment loans three payments past due and still accruing interest, commercial loans classified by the internal loan review grading process, and residential loans with loan-to-value ratios in excess of 90% at the time of origination. The reserve percentages are determined based upon a review of recent charge-offs and take into consideration the type of loan, the fixed or variable nature of the loan, and the type and geography of the underlying collateral, if any.

The following portfolio segments have been identified: commercial loans, 1-to-4 family residential real estate loans, and installment loans:

Commercial:

Commercial real estate loans and other commercial loans are made based primarily on the identified cash flow of the borrower and secondarily on the underlying collateral provided by the borrower. Commercial real estate collateral is generally located within the Bank's geographic territories; while collateral for non-real estate secured commercial loans is typically accounts receivable, inventory, and/or equipment. Repayment is primarily dependent upon the borrower's ability to service the debt based upon cash flows generated from the underlying business. Additional support involves liquidation of the pledged collateral and enforcement of a personal guarantee, if a guarantee is obtained.

Residential real estate:

Residential real estate loans, including first mortgages, home equity loans and home equity lines of credit, are collateralized by first or second liens on one-to-four family residences generally located within the Bank's market areas. Proof of ownership title, clear mortgage title, and hazard insurance coverage are normally required.

Installment:

The Company's installment loans are primarily made up of installment loans and personal lines of credit. The installment loans represent a relatively small portion of the loan portfolio and are primarily used for personal expenses and are secured by automobiles, equipment and other forms of collateral, while personal lines of credit are unsecured.

Bank Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on either the straight-line or accelerated methods over the remaining useful lives of the assets; generally 20 to 40 years for buildings, 3 to 7 years for furniture and equipment, and the shorter of the estimated life of the asset or the lease term for leasehold improvements.

Other Real Estate Owned

Other real estate owned are assets acquired through foreclosures on loans. At December 31, 2012 and 2011 there were $8.7 million and $5.3 million, respectively, of other real estate owned included in the category of Other Assets in the accompanying Consolidated Statements of Condition.

Each other real estate owned property is recorded on an individual basis at the lower of (1) fair value minus estimated costs to sell or (2) "cost" (which is the fair value at initial foreclosure). When a property is acquired, the excess of the loan balance over fair value is charged to the allowance for loan losses. Subsequent write downs and gains and losses on sale are included in noninterest expense. Operating costs after acquisition are expensed.

Income Taxes

Deferred taxes are recorded for the future tax consequences of events that have been recognized in the financial statements or tax returns based upon enacted tax laws and rates. Deferred tax assets are recognized subject to management's judgment that realization is more likely than not.

Dividend Restrictions

The Company's ability to pay dividends to its shareholders is dependent upon the ability of the Bank to pay dividends to the Company. The payment of dividends by the Bank to the Company is subject to continued compliance with minimum regulatory capital requirements. The Bank's primary regulator may disapprove a dividend if: the Bank would be undercapitalized following the distribution; the proposed capital distribution raises safety and soundness concerns; or the capital distribution would violate a prohibition contained in any statue, regulation or agreement. Currently the Bank meets the regulatory definition of a well capitalized institution. During 2013, the Bank could declare dividends of approximately $28.1 million plus any 2013 net profits retained to the date of the dividend declaration.

Benefit Plans

The Company has a defined benefit pension plan covering substantially all of its employees. The benefits are based on years of service and the employee's compensation. This plan was frozen as of December 31, 2006.

The Company has a postretirement benefit plan that permits retirees under age 65 to participate in the Company's medical plan by which retirees pay all of their premiums. At age 65, the Company provides access to a Medicare Supplemental program for retirees.

Under certain employment contracts with selected executive officers, the Company is obligated to provide postretirement benefits to these individuals once they attain certain vesting requirements.

The Company recognized in the Consolidated Statement of Condition the funded status of the pension plan and postretirement benefit plan with an offset, net of tax, recorded in accumulated other comprehensive income.

Stock Based Compensation Plans

The Company has stock based compensation plans for employees and directors. Compensation cost is recognized for stock options and restricted stock awards issued to employees and directors based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the fair value of the Company's common stock at the date of grant is used for restricted stock awards. Awards to be settled in cash based on the fair value of the Company's stock at vesting are treated as liability based awards.

Compensation cost for stock options and restricted stock awards to be settled in stock are recognized over the required service period generally defined as the vesting period. The expense is recognized over the shorter of each award's vesting period or the retirement date for any awards that vest immediately upon eligible retirement.

Compensation costs for liability based awards are re-measured at each reporting date and recognized over the vesting period. For awards with performance based conditions, compensation cost is recognized over the performance period based on the Company's expectation of meeting the specific performance criteria.

Earnings Per Share

Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options

Reclassification of Prior Year Statements

It is the Company's policy to reclassify prior year consolidated financial statements to conform to the current year presentation.

Segment Reporting

The Company's operations are exclusively in the financial services industry and include the provision of traditional banking services. Management evaluates the performance of the Company based on only one business segment, that of community banking. The Company operates primarily in the geographical region of Upstate New York with branches also in Florida and the mid-Hudson valley region of New York. In the opinion of management, the Company does not have any other reportable segments as defined by "Accounting Standards Codification" (ASC) Topic 280, "Disclosure about Segments of an Enterprise and Related Information".

Cash and Cash Equivalents

The Company classifies cash on hand, cash due from banks, Federal Funds sold, and other short-term investments as cash and cash equivalents for disclosure purposes.

Trust Assets

Assets under management with the Trustco Financial Services Department are not included on the Company's consolidated financial statements because Trustco Financial Services holds these assets in a fiduciary capacity. Trust assets under management as of December 31, 2012 and 2011 are $825 million and $784 million, respectively.

Comprehensive Income

Comprehensive income represents the sum of net income and items of other comprehensive income or loss, which are reported directly in shareholders' equity, net of tax, such as the change in net unrealized gain or loss on securities available for sale and changes in the funded position of the pension and postretirement benefit plans. Accumulated other comprehensive income or loss, which is a component of shareholders' equity, represents the net unrealized gain or loss on securities available for sale, net of tax and the funded position in the Company's pension plan and postretirement benefit plans, net of tax.

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 13. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Balances at Other Banks	12 Months Ended
Dec. 31, 2012
Balances at Other Banks [Abstract]
Cash Reserve Deposit Required And Made [Text Block]
(2) Balances at Other Banks

The Company is required to maintain certain reserves of vault cash and/or deposits with the Federal Reserve Bank. The amount of this reserve requirement, included in cash and due from banks and federal funds sold and other short term investments, was approximately $75.7 million and $67.1 million at December 31, 2012 and 2011, respectively.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities
(3) Investment Securities

(a) Securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$262,063	1,055	10	263,108
State and political subdivisions	25,815	642	-	26,457
Mortgage backed securities and collateralized mortgage obligations - residential	515,322	3,982	528	518,776
Corporate bonds	26,312	336	119	26,529
Small Business Administration-guaranteed participation securities	75,674	888	-	76,562
Other	650	-	-	650
Total debt securities	905,836	6,903	657	912,082
Equity securities	10	-	-	10
Total securities available for sale	$905,846	6,903	657	912,092

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$562,588	1,171	300	563,459
State and political subdivisions	42,812	1,156	-	43,968
Mortgage backed securities and collateralized mortgage obligations - residential	202,103	2,335	415	204,023
Corporate bonds	102,248	70	5,710	96,608
Other	650	-	-	650
Total debt securities	910,401	4,732	6,425	908,708
Equity securities	10	-	-	10
Total securities available for sale	$910,411	4,732	6,425	908,718

The following table distributes the debt securities included in the available for sale portfolio as of December 31, 2012, based on the securities' final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$13,392	13,462
Due in one year through five years	754,117	758,752
Due after five years through ten years	129,359	130,483
Due after ten years	8,968	9,385
	$905,836	912,082

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2012
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$15,491	10	-	-	15,491	10
Mortgage backed securities and collateralized mortgage obligations - residential	178,689	528	-	-	178,689	528
Corporate bonds	10,283	119	-	-	10,283	119
Total	$204,463	657	-	-	204,463	657

	December 31, 2011
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$147,881	300	-	-	147,881	300
Mortgage backed securities and collateralized mortgage obligations - residential	107,369	369	781	46	108,150	415
Corporate bonds	72,077	4,487	19,467	1,223	91,544	5,710
Total	$327,327	5,156	20,248	1,269	347,575	6,425

The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2012, 2011 and 2010 are as follows:

(dollars in thousands)	December 31,
	2012	2011	2010

Proceeds from sales	$154,944	47,296	261,374
Proceeds from calls	1,049,442	1,124,649	937,061
Gross realized gains	2,584	1,472	3,769
Gross realized losses	423	44	417

Tax expense recognized on net gains on sales of securities available for sale were approximately $750 thousand, $500 thousand, and $1.2 million for the years ended December 31, 2012, 2011, 2010 respectively.

The amount of securities available for sale that have been pledged to secure short-term borrowings and for other purposes amounted to $261.1 million and $253.5 million at December 31, 2012 and 2011, respectively.

(b) Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2012
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

Mortgage backed securities and collateralized mortgage obligations - residential	$108,471	5,724	-	114,195
Corporate bonds	34,955	1,976	-	36,931
Total held to maturity	$143,426	7,700	-	151,126

	December 31, 2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$15,000	19	-	15,019
Mortgage backed securities and collateralized mortgage obligations - residential	141,857	7,727	46	149,538
Corporate bonds	59,431	834	382	59,883
Total held to maturity	$216,288	8,580	428	224,440

The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2012, based on the securities' final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$25,025	25,220
Due in one year through five years	104,948	111,781
Due in five years through ten years	13,453	14,125
	$143,426	151,126

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

There were no held to maturity securities in an unrealized loss position at December 31, 2012. Gross unrealized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position at December 31, 2011, were as follows:

	December 31, 2011
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unrec.	Fair	Unrec.	Fair	Unrec.
	Value	Loss	Value	Loss	Value	Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$19,328	46	-	-	19,328	46
Corporate bonds	9,532	382	-	-	9,532	382
Total	$28,860	428	-	-	28,860	428

There were no sales or transfers of held to maturity securities during 2012 and 2011.

(c) Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2012 that represent greater than 10% of shareholders equity:

	Amortized	Fair
	Cost	Value
Small Business Administration	$75,674	76,562
Federal Home Loan Mortgage Corporation	173,337	174,609
Government National Mortgage Association	123,664	129,106
Federal National Mortgage Association	572,970	576,347

(d) Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment ("OTTI") at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio by type and applying the appropriate OTTI model. Investment securities classified as available for sale or held-to-maturity are generally evaluated for OTTI under ASC 320 "Investments – Debt and Equity Securities."

In determining OTTI under the FASB ASC 320 model, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether management intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If management intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If management does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, the OTTI on debt securities shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

As of December 31, 2012, the Company's security portfolio consisted of 237 securities, 23 of which were in an unrealized loss position, and are discussed below.

U.S. government-sponsored enterprises

In the case of unrealized losses on U.S. government-sponsored enterprises, because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012.

Mortgage-backed securities and collateralized mortgage obligations - residential

At December 31, 2012, all of the mortgage-backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government-sponsored entities and agencies, primarily Ginnie Mae, Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012.

Corporate bonds

In the case of corporate bonds, the Company exposure is primarily in bonds of firms in the financial sector. All of the corporate bonds owned continue to be rated investment grade, all are current as to the payment of interest and the Company expects to collect the full amount of the principal balance at maturity. The Company actively monitors the firms and the bonds. The Company has concluded that the decline in fair value is not attributable to credit quality and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012.

As a result of the above analysis, for the year ended December 31, 2012, the Company did not recognize any other-than-temporary impairment losses for credit or any other reason.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(4) Loans and Allowance for Loan Losses

The following tables present the recorded investment in loans by loan class:

	December 31, 2012
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$167,249	18,882	186,131
Other	33,381	65	33,446
Real estate mortgage - 1 to 4 family:
First mortgages	1,814,214	275,764	2,089,978
Home equity loans	35,601	1,089	36,690
Home equity lines of credit	301,338	32,571	333,909
Installment	4,183	396	4,579
Total loans, net	$2,355,966	328,767	2,684,733
Less: Allowance for loan losses			47,927
Net loans			$2,636,806

	December 31, 2011
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$189,101	25,226	214,327
Other	33,734	102	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	1,731,127	177,518	1,908,645
Home equity loans	46,082	1,224	47,306
Home equity lines of credit	285,762	27,276	313,038
Installment	4,078	73	4,151
Total loans, net	$2,289,884	231,419	2,521,303
Less: Allowance for loan losses			48,717
Net loans			$2,472,586

* Includes New York, New Jersey, Vermont, and Massachusetts.

At December 31, 2012 and 2011, the Company had approximately $37.2 million and $32.5 million of real estate construction loans. As of December 31, 2012, approximately $16.4 million are secured by first mortgages to residential borrowers while approximately $20.8 million were to commercial borrowers for residential constructions projects. Of the $32.5 million in real estate construction loans at December 31, 2011, approximately $11.6 million were secured by first mortgages to residential borrowers with the remaining $20.9 million were to commercial borrowers for residential construction projects. The vast majority of construction loans are in the Company's New York market.

At December 31, 2012 and 2011, loans to executive officers, directors, and to associates of such persons aggregated $8.2 million and $9.4 million, respectively. During 2012, approximately $1.8 million of new loans were made and repayments of loans totaled approximately $3.0 million. All loans are current according to their terms.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont. Although the loan portfolio is diversified, a portion of its debtors' ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2012
(dollars in thousands)	New York and
	other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$6,511	2,698	9,209
Other	124	-	124
Real estate mortgage - 1 to 4 family:
First mortgages	30,329	7,319	37,648
Home equity loans	694	-	694
Home equity lines of credit	4,263	501	4,764
Installment	6	1	7
Total non-accrual loans	41,927	10,519	52,446
Restructured real estate mortgages - 1 to 4 family	231	-	231
Total nonperforming loans	$42,158	10,519	52,677

	December 31, 2011
(dollars in thousands)	New York and
	other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$4,968	5,000	9,968
Other	13	-	13
Real estate mortgage - 1 to 4 family:
First mortgages	24,392	9,862	34,254
Home equity loans	968	57	1,025
Home equity lines of credit	2,460	743	3,203
Installment	3	-	3
Total non-accrual loans	32,804	15,662	48,466
Restructured real estate mortgages - 1 to 4 family	312	-	312
Total nonperforming loans	$33,116	15,662	48,778

As of December 31, 2012 and 2011, the Company's loan portfolio did not include any subprime mortgages or loans acquired with deteriorated credit quality.

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2012 and 2011:

New York and other states:
	December 31, 2012
(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	3,225	3,225	164,024	167,249
Other	-	-	4	4	33,377	33,381
Real estate mortgage - 1 to 4 family:
First mortgages	6,364	2,248	21,341	29,953	1,784,261	1,814,214
Home equity loans	177	216	464	857	34,744	35,601
Home equity lines of credit	604	350	3,044	3,998	297,340	301,338
Installment	40	27	-	67	4,116	4,183

Total	$7,185	2,841	28,078	38,104	2,317,862	2,355,966

Florida:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	2,698	2,698	16,184	18,882
Other	-	-	-	-	65	65
Real estate mortgage - 1 to 4 family:
First mortgages	862	452	5,390	6,704	269,060	275,764
Home equity loans	-	-	-	-	1,089	1,089
Home equity lines of credit	59	29	442	530	32,041	32,571
Installment	9	-	1	10	386	396

Total	$930	481	8,531	9,942	318,825	328,767

Total:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	5,923	5,923	180,208	186,131
Other	-	-	4	4	33,442	33,446
Real estate mortgage - 1 to 4 family:
First mortgages	7,226	2,700	26,731	36,657	2,053,321	2,089,978
Home equity loans	177	216	464	857	35,833	36,690
Home equity lines of credit	663	379	3,486	4,528	329,381	333,909
Installment	49	27	1	77	4,502	4,579

Total	$8,115	3,322	36,609	48,046	2,636,687	2,684,733

New York and other states:
	December 31, 2011
(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$400	-	3,157	3,557	185,544	189,101
Other	-	-	-	-	33,734	33,734
Real estate mortgage - 1 to 4 family:
First mortgages	7,850	2,313	20,294	30,457	1,700,670	1,731,127
Home equity loans	186	32	852	1,070	45,012	46,082
Home equity lines of credit	871	473	2,371	3,715	282,047	285,762
Installment	29	4	2	35	4,043	4,078

Total	$9,336	2,822	26,676	38,834	2,251,050	2,289,884

Florida:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,042	-	5,000	6,042	19,184	25,226
Other	-	-	-	-	102	102
Real estate mortgage - 1 to 4 family:
First mortgages	813	1,502	8,973	11,288	166,230	177,518
Home equity loans	68	-	65	133	1,091	1,224
Home equity lines of credit	100	91	684	875	26,401	27,276
Installment	1	-	-	1	72	73

Total	$2,024	1,593	14,722	18,339	213,080	231,419

Total:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,442	-	8,157	9,599	204,728	214,327
Other	-	-	-	-	33,836	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	8,663	3,815	29,267	41,745	1,866,900	1,908,645
Home equity loans	254	32	917	1,203	46,103	47,306
Home equity lines of credit	971	564	3,055	4,590	308,448	313,038
Installment	30	4	2	36	4,115	4,151

Total	$11,360	4,415	41,398	57,173	2,464,130	2,521,303

At December 31, 2012 and 2011, there were no loans that are 90 days past due and still accruing interest. As a result, non-accrual loans includes all loans 90 days past due and greater as well as certain loans less than 90 days past due that were placed in non-accruing status for reasons other than delinquent status. There are no commitments to extend further credit on nonaccrual or restructured loans.

Transactions in the allowance for loan losses are summarized as follows:

(dollars in thousands)	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of period	$48,717	$41,911	37,591
Loans charged off:
Commercial-New York and other states*	1,307	171	141
Commercial-Florida	1,192	1,000	4,940
Real estate mortgage - 1 to 4 family - New York and other states*	6,919	4,315	3,754
Real estate mortgage - 1 to 4 family - Florida	3,920	6,990	10,878
Installment-New York and other states*	128	80	150
Installment-Florida	13	2	5
Total loan chargeoffs	13,479	12,558	19,868

Recoveries of loans previously charged off:
Commercial-New York and other states*	112	55	34
Commercial-Florida	26	4	69
Real estate mortgage - 1 to 4 family - New York and other states*	375	477	700
Real estate mortgage - 1 to 4 family - Florida	127	34	89
Installment-New York and other states*	49	43	95
Installment-Florida	-	1	1
Total recoveries	689	614	988
Net loans charged off	12,790	11,944	18,880
Provision for loan losses	12,000	18,750	23,200
Balance at end of period	$47,927	$48,717	41,911

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

	December 31, 2012
		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,771	44,069	87	47,927

Total ending allowance balance	$3,771	44,069	87	47,927

Loans:
Individually evaluated for impairment	$9,333	16,740	-	26,073
Collectively evaluated for impairment	210,244	2,443,837	4,579	2,658,660

Total ending loans balance	$219,577	2,460,577	4,579	2,684,733

	December 31, 2011
		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,140	44,479	98	48,717

Total ending allowance balance	$4,140	44,479	98	48,717

Loans:
Individually evaluated for impairment	$9,981	3,730	-	13,711
Collectively evaluated for impairment	238,182	2,265,259	4,151	2,507,592

Total ending loans balance	$248,163	2,268,989	4,151	2,521,303

The Company did not acquire any loans with deteriorated credit quality in 2012 and 2011.

The Company has identified nonaccrual commercial and commercial real estate loans, as well as all loans restructured under a troubled debt restructuring (TDR), as impaired loans. A loan is considered impaired when it is probable that the borrower will be unable to repay the loan according to the original contractual terms of the loan agreement or the loan is restructured in a TDR.

A loan for which the terms have been modified, and for which the borrower is experiencing financial difficulties, is considered a TDR and is classified as impaired. TDR's at December 31, 2012 and 2011 are measured at the present value of estimated future cash flows using the loan's effective rate at inception or the fair value of the underlying collateral if the loan is considered collateral dependent.

The following tables present impaired loans by loan class as of December 31, 2012, 2011 and 2010:

New York and other states:
	December 31, 2012
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$6,511	7,169	-	5,615
Other	124	124	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	12,964	14,143	-	6,075
Home equity loans	623	664	-	260
Home equity lines of credit	1,633	1,735	-	458

Total	$21,855	23,835	-	12,515

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$2,698	3,890	-	5,871
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,472	2,665	-	948
Home equity lines of credit	48	176	-	24

Total	$4,218	6,731	-	6,843

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$9,209	11,059	-	11,486
Other	124	124	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	14,436	16,808	-	7,023
Home equity loans	623	664	-	260
Home equity lines of credit	1,681	1,911	-	482

Total	$26,073	30,566	-	19,358

New York and other states:
	December 31, 2011
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$4,968	5,684	-	5,198
Other	13	32	-	56
Real estate mortgage - 1 to 4 family:
First mortgages	2,874	3,299	-	1,664
Home equity loans	151	199	-	69
Home equity lines of credit	-	75	-	-

Total	$8,006	9,289	-	6,987

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$5,000	9,042	-	6,774
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	705	1,301	-	224

Total	$5,705	10,343	-	6,998

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$9,968	14,726	-	11,972
Other	13	32	-	56
Real estate mortgage - 1 to 4 family:
First mortgages	3,579	4,600	-	1,888
Home equity loans	151	199	-	69
Home equity lines of credit	-	75	-	-

Total	$13,711	19,632	-	13,985

New York and other states:
	December 31, 2010
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$5,617	6,217	-	3,792
Other	126	189	-	179
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373
Home equity loans	-	58	-	-
Home equity lines of credit	-	77	-	-

Total	$6,079	7,057	-	4,344

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$8,281	12,798	-	9,289
Other	-	-	-	1
Real estate mortgage - 1 to 4 family:
First mortgages	-	-	-	-

Total	$8,281	12,798	-	9,290

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$13,898	19,015	-	13,081
Other	126	189	-	180
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373
Home equity loans	-	58	-	-
Home equity lines of credit	-	77	-	-

Total	$14,360	19,855	-	13,634

In the preceding tables, the average recorded investment in impaired loans includes the year-to-date average of all impaired loans. The Company has not committed to lend additional amounts to customers with outstanding loans that are classified as impaired. Interest income recognized on impaired loans was not material in 2012, 2011, and 2010.

In response to the OCC interpretation, that was issued in the third quarter of 2012, regarding borrowers who have filed Chapter 7 bankruptcy and did not re-affirm their debt with the Company, the Company classified $10.1 million of previously performing 1-4 family real estate mortgage loans as troubled debt restructurings ("TDR's") as of September 30, 2012. Included in the $10.1 million, were $4.0 million of loans that were reclassified from performing status to non-accrual status due to a collateral deficiency of $804 thousand. The collateral deficiency was charged off during the third quarter of 2012.

Included in impaired loans as of December 31, 2012 are approximately $10.6 million of 1 to 4 family residential real estate loans that were identified as TDR's in accordance with OCC guidance released in the third quarter of 2012.

Management evaluates impairment on commercial and commercial real estate loans that are past due as well as in situations where circumstances dictate that an evaluation is prudent. If, during this evaluation, impairment of the loan is identified, a charge-off is taken at that time. As a result, as of December 31, 2012 and 2011, based upon management's evaluation and due to the sufficiency of chargeoffs taken, none of the allowance for loan losses has been allocated to a specific impaired loan(s).

As of December 31, 2012, due to the adequacy of the underlying collateral and the sufficiency of prior chargeoffs taken, none of the allowance for loan losses has been allocated to TDR's. During the year ended December 31, 2012, there were $1.7 million of chargeoffs on loans identified as TDR's. Included in the 2012 chargeoffs is $804 thousand related to loans reclassified to non-accrual based on the OCC guidance released in the third quarter of 2012.

The following table presents modified loans by class that were determined to be TDR's that occurred during the years ended December 31, 2012 and 2011:

	December 31, 2012
New York and other states*:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	2	$138	138
Real estate mortgage - 1 to 4 family:
First mortgages	95	10,636	10,636
Home equity loans	16	488	488
Home equity lines of credit	30	1,633	1,633

Total	143	$12,895	12,895

Florida:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	12	1,265	1,265
Home equity lines of credit	2	48	48

Total	14	$1,313	1,313

	December 31, 2011
New York and other states*:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	1	$91	90
Real estate mortgage - 1 to 4 family:
First mortgages	21	2,758	2,518
Home equity loans	4	160	151

Total	26	$3,009	2,759

Florida:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	6	852	705

Total	6	$852	705

As previously noted, included in loans modified and classified as TDR's during the year ended December 31, 2012 are approximately $10.6 million of 1 to 4 family residential real estate loans that were determined to be TDR's in accordance with OCC guidance released in the third quarter of 2012.

The following table presents loans by class modified as TDR's that occurred during the years ended December 31, 2012 and 2011 for which there was a payment default during the same period:

	December 31, 2012
New York and other states*:	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	22	2,265
Home equity loans	2	13
Home equity lines of credit	5	209

Total	29	$2,487

Florida:
	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	6	605
Home equity lines of credit	1	47

Total	7	$652

	December 31, 2011
New York and other states*:	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	1	$90
Real estate mortgage - 1 to 4 family:
First mortgages	13	1,729
Home equity loans	3	113

Total	17	$1,932

Florida:
	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	6	705

Total	6	$705

In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company's underwriting policy. Generally, the modification of the terms of loans was the result of the borrower filing for bankruptcy protection. Chapter 13 bankruptcies generally include the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order. In the case of Chapter 7 bankruptcies, as previously noted, even though there is no modification of terms, the borrowers' debt to the Company was discharged and they did not reaffirm the debt.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms. In situations involving a borrower filing for Chapter 13 bankruptcy protection, however, a loan is considered to be in payment default once it is 30 days contractually past due, consistent with the treatment by the bankruptcy court.

The TDR's that subsequently defaulted described above did not have a material impact on the allowance for loan losses as the underlying collateral was evaluated at the time these loans were identified as TDR's, and a charge-off was taken at that time, if necessary. Collateral values on these loans, as well as all other nonaccrual loans, are reviewed for collateral sufficiency on a quarterly basis.

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. On at least an annual basis, the Company's loan review process analyzes non-homogeneous loans over $150 thousand, such as commercial and commercial real estate loans, individually by grading the loans based on credit risk. The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company's credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. All substandard loans are considered impaired.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. All doubtful loans are considered impaired.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2012 and 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2012
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$155,981	11,268	167,249
Other	33,067	314	33,381

	$189,048	11,582	200,630

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$12,454	6,428	18,882
Other	65	-	65

	$12,519	6,428	18,947

	December 31, 2011
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$181,717	7,384	189,101
Other	33,721	13	33,734

	$215,438	7,397	222,835

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$17,626	7,600	25,226
Other	102	-	102

	$17,728	7,600	25,328

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on a daily basis by the Bank's collection area and on a monthly basis with respect to determining the adequacy of the allowance for loan losses. The payment status of these homogeneous pools at December 31, 2012 and 2011 is included in the aging of the recorded investment of past due loans table. In addition, the total nonperforming portion of these homogeneous loan pools at December 31, 2012 and 2011 is presented in the recorded investment in non-accrual loans table.

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
(5) Bank Premises and Equipment

A summary of premises and equipment at December 31, 2012 and 2011 follows:

(dollars in thousands)
	2012	2011
Land	$2,413	2,413
Buildings	29,584	28,716
Furniture, Fixtures and equipment	42,636	41,283
Leasehold improvements	24,070	22,256
Total bank premises and Equipment	98,703	94,668
Accumulated depreciation and amortization	(62,464)	(57,662)
Total	$36,239	37,006

Depreciation and amortization expense approximated $5.0 million, $4.8 million, and $4.7 million for the years 2012, 2011, and 2010, respectively. Occupancy expense of the Bank's premises included rental expense of $6.9 million in 2012, $6.8 million in 2011, and $6.7 million in 2010.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
(6) Deposits

Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2012	2011	2010
Interest bearing checking accounts	$315	285	595
Savings accounts	3,872	3,788	3,356
Time deposits and money market accounts	14,313	20,597	29,271
Total	$18,500	24,670	33,222

At December 31, 2012, the maturity of total time deposits is as follows:

(dollars in thousands)
Under 1 year	$789,726
1 to 2 years	250,489
2 to 3 years	28,038
3 to 4 years	4,771
4 to 5 years	4,196
Over 5 years	259
$1,077,479

Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings [Abstract]
Short-Term Borrowings
(7) Short-Term Borrowings

Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2012	2011	2010
Amount outstanding at December 31,	$159,846	147,563	124,615
Maximum amount outstanding at any month end	166,374	148,002	130,996
Average amount outstanding	152,982	133,803	119,213
Weighted average interest rate:
For the year	0.96%	1.18	1.49
As of year end	0.89	1.13	1.40

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

Trustco Bank also has an available line of credit with the Federal Home Loan Bank of New York which approximates the balance of securities pledged against such borrowings. The line of credit requires securities to be pledged as collateral for the amount borrowed. As of December 31, 2012 and 2011, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York and, as a result, there were no related securities pledged.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(8) Income Taxes

A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2012	2011	2010
Current tax expense:
Federal	$19,122	19,613	13,001
State	1,879	2,020	1,009
Total current tax expense	21,001	21,633	14,010
Deferred tax expense (benefit)	1,440	(2,336)	581
Total income tax expense	$22,441	19,297	14,591

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011, are as follows:

	December 31,
(dollars in thousands)	2012	2011
	Deductible	Deductible
	temporary	temporary
	differences	differences
Benefits and deferred remuneration	$(4,736)	(3,467)
Difference in reporting the allowance for loan losses, net	22,710	22,389
Other income or expense not yet reported for tax purposes	2,582	2,321
Depreciable assets	(1,413)	(1,288)
Other items	801	1,429
Net deferred tax asset at end of year	19,944	21,384
Net deferred tax asset at beginning of year	21,384	19,048

Deferred tax expense (benefit)	$1,440	(2,336)

Deferred tax assets are recognized subject to management's judgment that realization is more likely than not. Based primarily on the sufficiency of historical and expected future taxable income, management believes it is more likely than not that the remaining deferred tax asset of $19.9 million and $21.4 million at December 31, 2012 and 2011, respectively, will be realized.

In addition to the deferred tax items described in the preceding table, the Company has a deferred tax liability of $2.5 million and a deferred tax asset of $675 thousand at December 31, 2012 and 2011, respectively, relating to the net unrealized gains and losses on securities available for sale and a deferred tax asset of $1.5 million and a deferred tax liability of $979 thousand at December 31, 2012 and 2011, respectively, as a result of the previously unrecognized overfunded position in the Company's pension and postretirement benefit plans recorded, net of tax, as an adjustment to accumulated other comprehensive income.

The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended
	December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0	35.0
Increase/(decrease) in taxes resulting from:
Tax exempt income	(0.7)	(1.6)	(2.7)
State income tax (including alternative minimum tax), net of federal tax benefit	2.3	2.0	1.3
Other items	0.8	1.4	(0.4)
Effective income tax rate	37.4%	36.8%	33.2

TrustCo adopted ASC 740-10, "Accounting for Uncertainty in Income Taxes," as of January 1, 2008. ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. As a result of the Company's adoption of ASC 740-10, there were no required adjustments to the Company's consolidated financial statements.

During 2011 and 2010, the Company amended various federal and state tax returns as a result of a deferred tax deduction for financial reporting purposes not being recorded for tax return purposes. Consequently, included in the balance of unrecognized tax benefits at December 31, 2011 was $450 thousand related to the probability of collection. During 2012, a part of the statute of limitations expired on the amended returns. The Company has determined that tax positions claimed on the amended returns are more likely than not to be sustained upon examination. Therefore the Company has appropriately recorded the remaining portion of such unrecognized tax benefit as of December 31, 2012.

For the years ended December 31, 2012 and 2011 the unrecognized tax benefits and change in those unrecognized tax benefits from the beginning of the year are as follows:

(dollars in thousands)

Balance January 1, 2011	$905

Amount paid to taxing authorities and amount reducing tax expense for the twelve-month period ended December 31, 2011	-

Balance December 31, 2011	905

Decrease in prior unrecognized tax benefits	(342)
Lapse of statute of limitations	(350)

Balance December 31, 2012	$213

TrustCo has implemented certain tax return positions that have not been fully recognized for financial statement purposes based upon management's evaluation of the probability of the benefit being realized. Management will reevaluate the necessity of these unrecognized tax benefits after the affected tax returns have been subject to audit. The Company does not anticipate a material charge to the amount of unrecognized tax benefits in the next twelve months.

The Company recognizes interest and/or penalties related to income tax matters in noninterest expense. For 2012, 2011, and 2010, these amounts were not material. Open Federal and New York State tax years are 2008 through 2012.

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans [Abstract]
Benefit Plans
(9) Benefit Plans

(a) Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service. The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees' highest five consecutive years' compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation. The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide for benefits attributed to service to date. Assets of the plan are administered by Trustco Bank's Financial Services Department. This plan was frozen as of December 31, 2006. The following tables set forth the plan's funded (unfunded) status and amounts recognized in the Company's consolidated statements of condition at December 31, 2012 and 2011.

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2012	2011
Projected benefit obligation at beginning of year	$29,283	$27,115
Service cost	55	45
Interest cost	1,426	1,515
Benefits paid	(2,036)	(1,605)
Net actuarial loss (gain)	3,262	2,213
Projected benefit obligation at end of year	$31,990	$29,283

Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2012	2011
Fair Value of plan assets at beginning of year	$30,278	$31,373
Actual gain on plan assets	3,342	510
Company contributions	3,000	-
Benefits paid	(2,036)	(1,605)
Fair value of plan assets at end of year	34,584	30,278

Funded status at end of year	$2,593	$995

Amounts recognized in accumulated other comprehensive income consist of the following as of:

	December 31,
	2012	2011
Net actuarial loss	$9,486	$7,987

Components of Net Periodic Pension (Credit) Expense and Other Amounts Recognized in Other Comprehensive Income:

(dollars in thousands)	For the years ended
	December 31,
	2012	2011	2010
Service cost	$55	45	57
Interest cost	1,426	1,515	1,498
Expected return on plan assets	(1,912)	(1,985)	(1,814)
Amortization of net loss	335	156	203
Net periodic pension (credit) expense	(96)	(269)	(56)

Amortization of net loss	(335)	(156)	(203)

Net actuarial (gain) / loss included in other comprehensive income	1,832	3,689	(992)

	1,497	3,533	(1,195)
Total recognized in net periodic benefit (credit) cost and other comprehensive income	$1,401	3,264	(1,251)

The estimated net loss for the plan that will be amortized from accumulated other comprehensive income into net periodic pension cost over the next fiscal year is approximately $589 thousand.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2013	$1,678
2014	1,705
2015	1,723
2016	1,752
2017	1,759
2018 - 2022	9,213

The assumptions used to determine benefit obligations at December 31 are as follows:

	2012	2011	2010
Discount rate	4.07%	5.17	5.62

The assumptions used to determine net periodic pension expense for the years ended December 31 are as follows:

	2012	2011	2010
Discount rate	5.17%	5.62	5.82
Expected long-term rate of return on assets	6.50	6.50	6.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company's actuaries.

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers. This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan. The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation. Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations. The accumulated benefits under this supplementary pension plan was approximately $5.6 million as of December 31, 2012 and 2011, respectively. Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue. Instead, the amount of the Company's annual contribution to the plan plus interest is paid directly to each eligible employee. The expense recorded for this plan was $823 thousand, $647 thousand, and $610 thousand, in 2012, 2011, and 2010, respectively.

Rabbi trusts have been established for certain benefit plans. These trust accounts are administered by the Trustco Financial Services Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments. These assets are recorded at their fair value and are included in securities available for sale and other short-term investments in the Consolidated Statements of Condition. As of both December 31, 2012 and 2011, the trusts had assets totaling $5.7 million.

(b) Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company's medical plan by making certain payments. At age 65, the Bank provides a Medicare Supplemental program to retirees.

In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion. The Company's subsidy of the retiree medical insurance premiums was eliminated. The Company continues to provide postretirement medical benefits for a limited number of executives in accordance with their employment contracts.

The following tables show the plan's funded status and amounts recognized in the Company's Consolidated Statements of Condition at December 31, 2012 and 2011:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2012	2011
Accumulated benefit obligation at beginning of year	$2,008	1,184
Service cost	33	26
Interest cost	97	98
Prior service cost	-	533
Benefits paid	(48)	(25)
Net actuarial gain	323	192
Accumulated benefit obligation at end of year	$2,413	2,008

Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2012	2011
Fair value of plan assets at beginning of year	$13,662	13,554
Actual gain on plan assets	1,364	108
Company contributions	48	25
Benefits paid	(48)	(25)
Fair value of plan assets at end of year	15,026	13,662

Funded status at end of year	$12,613	11,654

Amounts recognized in accumulated other comprehensive income consist of the following as of:	December 31,
	2012	2011
Net actuarial gain	$(2,125)	(1,564)
Prior service credit	(3,706)	(3,968)
Total	$(5,831)	(5,532)

Components of Net Periodic Benefit (Credit) and Other Amounts Recognized in Other Comprehensive Income:
	For the years ended
	December 31,
(dollars in thousands)	2012	2011	2010
Service cost	$33	26	31
Interest cost	97	98	62
Expected return on plan assets	(451)	(447)	(407)
Amortization of net actuarial gain	(29)	(71)	(15)
Amortization of prior service credit	(262)	(262)	(403)
Net periodic benefit credit	(612)	(656)	(732)

Net (gain) loss	(590)	531	(836)
Prior service cost	-	533	-
Amortization of prior service cost	262	262	403
Amortization of net gain	29	71	15
Total amount recognized in other comprehensive income	(299)	1,397	(418)

Total amount recognized in net periodic benefit cost and other comprehensive income	$(911)	741	(1,150)

The estimated amount that will be amortized from accumulated other comprehensive income into net periodic benefit credit over the next fiscal year is approximately $321 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

Year	Postretirement Benefits

2013	$61
2014	55
2015	58
2016	61
2017	64
2018 - 2022	435

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2012	2011	2010
Discount rate	4.07%	5.17	5.62

The assumptions used to determine net periodic pension benefit (credit) for the years ended December 31 are as follows:

	2012	2011	2010
Discount rate	5.17%	5.62	5.82
Expected long-term rate of return on assets, net of tax	3.30	3.30	3.30

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company's actuaries.

For measurement purposes, a graded annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was assumed for 2012 and thereafter. A one percentage point increase in the assumed health care cost in each year would have an approximate $485 thousand impact on the accumulated postretirement benefit obligation as of December 31, 2012, while a 1% decrease would have an approximate $375 thousand impact. The impact on the interest and service components of net periodic postretirement benefit credit for the year ended December 31, 2012 would be negligible given the limited number of retirees receiving benefits.

(c) Components of Accumulated Other Comprehensive Income (Loss) Related to Retirement and Postretirement Benefit Plans

The following table details the change in the components of other comprehensive income related to the retirement plan and the post-retirement benefit plan, net of tax, at December 31, 2012 and 2011, respectively:

(dollars in thousands)
	December 31, 2012
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$1,834	(590)	1,244
Amortization of net actuarial gain (loss)	(335)	29	(306)
Amortization of prior service credit	-	262	262
Total	$1,499	(299)	1,200

	December 31, 2011
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$3,689	1,064	4,753
Amortization of net actuarial gain (loss)	(156)	71	(85)
Amortization of prior service credit	-	262	262
Total	$3,533	1,397	4,930

(d) Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company's pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit		Postretirement Benefit
	Plan Assets		Plan Assets
	2012	2011	2012	2011
Debt Securities	29%	33	28	30
Equity Securities	65	64	64	63
Other	6	3	8	7
Total	100%	100	100	100

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets. In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment. Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company's investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories. The Company's investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments. The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2012 and 2011, by asset category, is as follows:

Retirement Plan		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,114	2,114	-	-
Equity mutual funds	22,599	22,599	-	-
U.S. government sponsored enterprises	4,574	-	4,574	-
Corporate bonds	4,626	-	4,626	-
Fixed income mutual funds	671	671	-	-

Total Plan Assets	$34,584	25,384	9,200	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,148	1,148	-	-
Equity mutual funds	9,718	9,718	-	-
State and political subdivisions	4,160	-	4,160	-

Total Plan Assets	$15,026	10,866	4,160	-

Retirement Plan		Fair Value Measurements at
		December 31, 2011 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$870	870	-	-
Equity mutual funds	19,232	19,232	-	-
U.S. government sponsored enterprises	6,422	-	6,422	-
Corporate bonds	3,310	-	3,310	-
Fixed income mutual funds	444	444	-	-

Total Plan Assets	$30,278	20,546	9,732	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2011 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,001	1,001	-	-
Equity mutual funds	8,551	8,551	-	-
State and political subdivisions	4,110	-	4,110	-

Total Plan Assets	$13,662	9,552	4,110	-

At December 31, 2012 and 2011, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid-cap, small-cap and international funds.

There were no transfers between Level 1 and Level 2 in 2012 and 2011.

The Company made contributions of $3.0 million to its pension plan during 2012. No contributions were made in 2011.

(e) Incentive and Bonus Plans

During 2006 the Company amended its profit sharing plan to include a 401(k) feature. Under the 401(k) feature the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%. No profit sharing contributions were made in 2012, 2011 or 2010 but were replaced with Company contributions to the 401(k) feature of the plan. Expenses related to the plan aggregated $601 thousand for 2012, $461 thousand in 2011 and $435 thousand in 2010.

The Company also has an officers and executive incentive plan. The expense of these plans generally are based on the Company's performance and estimated distributions to participants are accrued during the year and generally paid in the following year. The expense recorded for this plan was $1.6 million, $1.3 million and $746 thousand in 2012, 2011 and 2010, respectively.

In prior years, the Company awarded 3.2 million performance bonus units to the executive officers and directors. These units become vested and exercisable only under a change of control as defined in the plan. The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any. As of December 31, 2012, the weighted average strike price of each unit was $7.95.

(f) Stock Based Compensation Plans-Equity Awards

Equity awards are types of stock based compensation that are to be settled in shares. As such, the amount of compensation expense to be paid at the time of settlement is included in surplus in the consolidated statement of condition.

Under the 2010 TrustCo Bank Corp NY Stock Option Plan, the Company may grant stock options and restricted stock to its eligible employees for up to approximately 2.0 million shares of common stock. Under the 2004 TrustCo Bank Corp NY Stock Option Plan, the Company could have granted options to its eligible employees for up to approximately 2.0 million shares of common stock.

Under the 2010 Directors Stock Option Plan, the Company may grant stock options and restricted stock to its directors for up to approximately 250 thousand shares of its common stock. Under the 2004 Directors Stock Option Plan, the Company could have granted options to its directors for up to approximately 200 thousand shares of its common stock.

Under each of these plans, the exercise price of each option equals the fair value of the Company's stock on the date of grant, and an option's maximum term is ten years. Options vest over four to five years from the date the options are granted for the employees plans and they are immediately vested under the directors' plans. A summary of the status of TrustCo's stock option plans as of December 31, 2012 and changes during the year then ended, are as follows:

	Outstanding Options		Exercisable Options
		Weighted		Weighted
		Average		Average
		Option		Option
	Shares	Price	Shares	Price
Balance, January 1, 2012	3,115,750	$10.32	2,350,650	$11.56
New options awarded-2012	273,500	5.17	-	0.00
Expired options - 2012	(485,250)	11.83	(485,250)	11.83
Cancelled options-2012	(12,000)	9.91	(12,000)	9.91
Exercised options - 2012	-	0.00	-	0.00
Options became exercisable	-	0.00	291,200	7.85
Balance, December 31, 2012	2,892,000	$9.58	2,144,600	$11.01

		Weighted
		Average	Weighted
Range of		Remaining	Average
Exercise	Options	Contractual	Exercise
Price	Outstanding	Life	Price
Between $5.14 and $10.00	1,754,000	6.8 years	$7.41
Greater than $10.00	1,138,000	2.0 years	12.93
Total	2,892,000	4.9 years	$9.58

The following table summarizes information about total stock options exercisable at December 31, 2012:

		Weighted
		Average	Weighted
Range of	Options	Remaining	Average
Exercise	Outstanding	Contractual	Exercise
Price	and Exercisable	Life	Price
Between $5.14 and $10.00	1,006,600	5.3 years	$8.83
Greater than $10.00	1,138,000	2.0 years	12.93
Total	2,144,600	3.5 years	$11.01

At December 31, 2012, the intrinsic value of outstanding stock options and vested stock options was not material. The Company expects all unvested options to vest according to plan provisions.

No stock options were exercised in 2012, 2011 or 2010. It is the Company's policy to generally issue stock for stock option exercises from previously unissued shares of common stock or treasury shares.

Unrecognized stock-based compensation expense related to non-vested stock options totaled $494 thousand at December 31, 2012. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 4.1 years.

Valuation of Stock-Based Compensation: The fair value of the Company's employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant. The weighted-average fair value of stock options granted during 2012 and 2011 estimated using the Black-Scholes option pricing model, was $0.76 and $0.98, respectively. The Company estimated expected market price volatility and the expected term of the options based on historical data and other factors. There were no stock options granted in 2010. The assumptions used to determine the fair value of options granted during 2012 and 2011 are detailed in the table below:

	2012
	Employees'
	Plan
Expected dividend yield	5.08%
Risk-free interest rate	0.80
Expected volatility rate	30.18
Expected lives	5.0	years

	2011
	Employees'		Directors'
	Plan		Plan
Expected dividend yield	5.11%		5.11
Risk-free interest rate	1.90		1.59
Expected volatility rate	26.64		28.50
Expected lives	7.5	years	6.0

During 2011, the Company issued 99 thousand restricted common shares to certain eligible executive officers and another seven thousand restricted common shares to its board of directors. The restricted share awards hold the same voting powers as the Company's common stock and become 100% vested after three years based upon a cliff-vesting schedule. The shares are also eligible to receive nonforfeitable dividend payments. The fair value of these awards was $5.14 per restricted share, the fair value of the Company's common stock on the grant date. During 2012 and 2011, the Company recognized approximately $170 thousand and $28 thousand in stock based compensation expense related to the employee awards, respectively and another $12 thousand and $2 thousand related to the director awards, respectively. Unrecognized stock-based compensation expense related to the outstanding restricted shares totaled $333 thousand and $515 thousand at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, all of the awards were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was two years as of December 31, 2012 and three years at December 31, 2011.

(g) Stock Based Compensation Plans-Liability Awards

Liability awards are types of stock based compensation that can be settled in cash (not shares). As such, the amount of compensation expense to be paid at the time of settlement is included in other liabilities in the consolidated statement of condition.

During 2012, the Company issued 72 thousand restricted share units to certain eligible officers and executives and another 11 thousand restricted share units to its board of directors. The restricted share units do not hold voting powers, nor are they eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule. Upon issuance, fair value of these awards was $5.17 per restricted share unit, the fair value of the Company's common stock on the grant date. Thereafter, the amount of stock based compensation expense recognized, is based on the fair value of the Company's stock. At December 31, 2012, the Company's stock price was $5.28. During 2012, the Company recognized approximately $21 thousand in stock based compensation expense related to the employee awards and another $3 thousand related to the director awards. Unrecognized stock-based compensation expense related to the outstanding restricted share units totaled $412 thousand at December 31, 2012. At December 31, 2012 all of the awards were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was three years as of December 31, 2012.

Also during 2012, the Company issued 65 thousand performance share awards to certain eligible officers and executives. These awards do not hold voting powers, nor are they eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule. Upon issuance, fair value of these awards was $5.17 per restricted share unit, the fair value of the Company's common stock on the grant date. Thereafter, the amount of stock based compensation expense recognized, is based upon the Company's achievement of certain performance criteria in accordance with Plan provisions as well as the fair value of the Company's stock. At December 31, 2012, the Company expects to meet the required performance criteria and the Company's stock price was $5.28. During 2012, the Company recognized approximately $19 thousand in stock based compensation expense related to these awards. Unrecognized stock-based compensation expense related to the outstanding performance share awards totaled $325 thousand at December 31, 2012. At December 31, 2012 all of the awards were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was three years as of December 31, 2012.

(h) Stock Based Compensation Expense

Stock-based compensation expense totaled $447 thousand, $274 thousand and $176 thousand in 2012, 2011 and 2010, respectively, related to the 2010 and 2004 TrustCo Bank Corp NY Stock Option Plans. In 2011, $13 thousand of stock-based compensation expense was recognized related to the 2010 Directors Stock Option Plan. No such expense was recorded in 2012 and 2010 as no stock options were granted to directors in those years.

Of the $447 thousand of stock based compensation expense recognized in 2012, $42 thousand related to liability awards as they may be settled in cash instead of shares, while the remaining $405 thousand related to equity awards. Stock-based compensation expense is recognized ratably over the vesting period for all awards. Income tax benefits recognized in the accompanying consolidated statements of income related to stock-based compensation in 2012, 2011 and 2010 was approximately $156 thousand, $100 thousand and $62 thousand, respectively.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
(10) Commitments and Contingent Liabilities

(a) Leases

The Bank leases certain banking premises. These leases are accounted for as operating leases with minimum rental commitments in the amounts presented below. The majority of these leases contain options to renew.

(dollars in thousands)
2013	$6,584
2014	6,523
2015	6,156
2016	5,961
2017	5,635
2018 and after	43,612
$74,471

(b) Litigation

Existing litigation arising in the normal course of business is not expected to result in any material loss to the Company.

(c) Outsourced Services

The Company contracted with third-party service providers to perform certain banking functions beginning 2002. The outsourced services include data and item processing for the Bank and trust operations. The service expense can vary based upon volume and nature of transactions processed. Outsourced service expense was $5.1 million in 2012, $5.1 million in 2011 and $5.5 million in 2010. The Company is contractually obligated to pay these third-party service providers approximately $5 to $6 million per year through 2018.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
(11) Earnings Per Share

The Company computes earnings per share in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 260, Earnings Per Share ("ASC 260"). TrustCo adopted FASB Staff Position on Emerging Issues Task Force 03-6-1, Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities, as codified in FASB ASC 260-10 ("ASC 260-10"), which clarified that unvested share-based payment awards that contain nonforfeitable rights to receive dividends or divided equivalents (whether paid or unpaid) are participating securities, and thus, should be included in the two-class method of computing earnings per share ("EPS"). Participating securities under this statement include the unvested employees' and directors' restricted stock awards with time-based vesting, which receive nonforfeitable dividend payments.

A reconciliation of the component parts of earnings per share for 2012, 2011 and 2010 follows:

(dollars in thousands, except per share data)

	2012	2011
For the year ended December 31:
Net income	$37,534	$33,087
Less: Net income allocated to participating securities	43	5
Net income allocated to common shareholders	$37,491	$33,082
Basic EPS:
Distributed earnings allocated to common stock	$24,607	$22,389
Undistributed earnings allocated to common stock	12,884	10,693
Net income allocated to common shareholders	$37,491	$33,082
Weighted average common shares outstanding including participating securities	93,739	85,086
Less: Participating securities	106	14
Weighted average common shares	93,633	85,072

Basic EPS	0.400	0.389

Diluted EPS:
Net income allocated to common shareholders	$37,491	$33,082
Weighted average common shares for basic EPS	93,633	85,072
Effect of Dilutive Securities:
Stock Options	4	-
Weighted average common shares including potential dilutive shares	93,637	85,072

Diluted EPS	0.400	0.389

		Weighted
		Average Shares	Per Share
	Income	Outstanding	Amounts
For the year ended December 31, 2010:
Basic EPS:
Income available to common shareholders	$29,321	76,935	$0.381
Effect of Dilutive Securities:
Stock Options	-	-	-
Diluted EPS	$29,321	76,935	$0.381

As of December 31, 2012, 2011 and 2010, the weighted average number of antidilutive stock options excluded from diluted earnings per share was approximately 2.9 million, 2.8 million, and 3.0 million, respectively. The stock options are antidilutive because the strike price is greater than the average fair value of the Company's common stock for the periods presented.

Off-Balance Sheet Financial Instruments	12 Months Ended
Dec. 31, 2012
Off-Balance Sheet Financial Instruments [Abstract]
Off-Balance Sheet Financial Instruments
(12) Off-Balance Sheet Financial Instruments

Loan commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require a fee. Commitments sometimes expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements. These arrangements have credit risk essentially the same as that involved in extending loans to customers and are subject to the Bank's normal credit policies, including obtaining collateral. The Bank's maximum exposure to credit loss for loan commitments, including unused lines of credit, at December 31, 2012 and 2011, was $388.2 million and $356.4 million, respectively. Approximately 84% and 81% of these commitments were for variable rate products at the end of 2012 and 2011, respectively.

The Company does not issue any guarantees that require liability-recognition or disclosure, other than its standby letters of credit. The Company has issued conditional commitments in the form of standby letters of credit to guarantee payment on behalf of a customer and guarantee the performance of a customer to a third party. Standby letters of credit generally arise in connection with lending relationships. The credit risk involved in issuing these instruments is essentially the same as that involved in extending loans to customers. Contingent obligations under standby letters of credit totaled approximately $5.6 million and $7.1 million at December 31, 2012 and 2011, respectively, and represent the maximum potential future payments the Company could be required to make. Typically, these instruments have terms of 12 months or less and expire unused; therefore, the total amounts do not necessarily represent future cash requirements. Each customer is evaluated individually for creditworthiness under the same underwriting standards used for commitments to extend credit and on-balance sheet instruments. Company policies governing loan collateral apply to standby letters of credit at the time of credit extension. Loan-to-value ratios are generally consistent with loan-to-value requirements for other commercial loans secured by similar types of collateral. The fair value of the Company's standby letters of credit at December 31, 2012 and 2011 was insignificant.

No losses are anticipated as a result of loan commitments or standby letters of credit.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value
(13) Fair Value of Financial Instruments

Fair value measurements (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices or similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company's own assumptions about the value that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of assets and liabilities:

Securities Available for Sale: The fair value of securities available for sale are determined utilizing an independent pricing service for identical assets or significantly similar securities. The pricing service uses a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows. This results in a Level 2 classification of the inputs for determining fair value. Interest and dividend income is recorded on the accrual method and included in the income statement in the respective investment class under total interest income. Also classified as available for sale securities are equity securities where fair value is determined by quoted market prices and these are designated as Level 1. The Company does not have any securities that would be designated as level 3.

Other Real Estate Owned: Assets acquired through loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process to adjust for differences between the comparable sales and income data available. This results in a Level 3 classification of the inputs for determining fair value.

Impaired Loans: At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally have had a chargeoff through the allowance for loan losses. For collateral dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process to adjust for differences between the comparable sales and income data available. Such adjustments may be significant and typically result in a Level 3 classification of the inputs for determining fair value. When obtained, non-real estate collateral may be valued using an appraisal, net book value per the borrower's financial statements, or aging reports, adjusted or discounted based on management's historical knowledge, changes in market conditions from the time of the valuation, and management's expertise and knowledge of the client and client's business, resulting in a Level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Indications of value for both collateral-dependent impaired loans and other real estate owned are obtained from third party providers or the Company's internal Appraisal Department. All indications of value are reviewed for reasonableness by a member of the Appraisal Department for the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value via comparison with independent data sources such as recent market data or industry-wide statistics.

Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at
	December 31, 2012 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Securities available-for sale:
U.S. government-sponsored enterprises	$263,108	-	263,108	-
State and political subdivisions	26,457	-	26,457	-
Mortgage-backed securities and collateralized mortgage obligations - residential	518,776	-	518,776	-
Corporate bonds	26,529	-	26,529	-
Small Business Administration-guaranteed participation securities	76,562	-	76,562
Other securities	660	10	650	-
Total securities available-for-sale	$912,092	10	912,082	-

	Fair Value Measurements at
	December 31, 2011 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Securities available-for sale:
U.S. government-sponsored enterprises	$563,459	-	563,459	-
State and political subdivisions	43,968	-	43,968	-
Mortgage-backed securities and collateralized mortgage obligations - residential	204,023	-	204,023	-
Corporate bonds	96,608	-	96,608	-
Other securities	660	10	650	-
Total securities available-for-sale	$908,718	10	908,708	-

There were no transfers between Level 1 and Level 2 in 2012 and 2011.

Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at
	December 31, 2012 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)

Other real estate owned	$8,705	-	-	8,705
Impaired Loans:
Commercial real estate	4,690	-	-	4,690
Real estate mortgage - 1 to 4 family:
First mortgages	5,421	-	-	5,421
Home Equity Loans	67	-	-	67
Home Equity Lines of Credit	581	-	-	581

Other real estate owned, which is carried at fair value less costs to sell, approximates $8.7 million at December 31, 2012 and consisted of $4.8 million of commercial real estate and $3.9 million of residential real estate properties. A valuation charge of $1.1 million is included in earnings for the year ended December 31, 2012.

Of the total impaired loans of $26.1 million at December 31, 2012, $10.8 million are collateral dependent and have had a chargeoff taken and are carried at fair value measured on a non-recurring basis. Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2012. Gross charge-offs related to commercial impaired loans were $2.5 million for the year ended December 31, 2012, while gross residential impaired loan charge-offs amounted to $1.7 million.

	Fair Value Measurements at
	December 31, 2011 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)

Other real estate owned	$5,265	-	-	5,265
Impaired Loans:
Commercial real estate	7,457	-	-	7,457
Real estate mortgage - 1 to 4 family:
First mortgages	1,732	-	-	1,732

Other real estate owned, which is carried at fair value less costs to sell, approximates $5.3 million at December 31, 2011 and consisted of $1.7 million of commercial real estate and $3.6 million of residential real estate properties. A valuation charge of $3.5 million is included in earnings for the year ended December 31, 2011.

Of the total impaired loans of $13.7 million at December 31, 2011, $9.2 million are collateral dependent and have had a chargeoff taken and are carried at fair value measured on a non-recurring basis. Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2011. Gross charge-offs related to commercial impaired loans were $1.1 million for the year ended December 31, 2011, while gross residential impaired loan charge-offs amounted to $1.4 million.

In accordance with ASC 825, the carrying amounts and estimated fair values of financial instruments, at December 31, 2012 and 2011 are as follows:

(dollars in thousands)		Fair Value Measurements at
	Carrying	December 31, 2012 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$544,016	544,016	-	-	544,016
Securities available for sale	912,092	10	912,082	-	912,092
Held to maturity securities	143,426	-	151,126	-	151,126
Federal Reserve Bank and Federal Home Loan Bank stock	9,632	N/A	N/A	N/A	N/A
Net loans	2,636,806	-	-	2,771,705	2,771,705
Accrued interest receivable	11,752	-	4,114	7,638	11,752
Financial liabilities:
Demand deposits	300,544	300,544	-	-	300,544
Interest bearing deposits	3,503,649	2,426,170	1,079,663	-	3,505,833
Short-term borrowings	159,846	-	159,846	-	159,846
Accrued interest payable	449	103	346	-	449

	As of
(dollars in thousands)	December 31, 2011
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$532,943	532,943
Securities available for sale	908,718	908,718
Held to maturity securities	216,288	224,440
Federal Reserve Bank and Federal Home Loan Bank stock	9,004	N/A
Loans	2,472,586	2,590,803
Accrued interest receivable	13,952	13,952
Financial liabilities:
Demand deposits	267,776	267,776
Interest bearing deposits	3,468,197	3,474,558
Short-term borrowings	147,563	147,563
Accrued interest payable	762	762

The specific estimation methods and assumptions used can have a substantial impact on the resulting fair values of financial instruments. Following is a brief summary of the significant methods and assumptions used in estimating fair values:

Cash and Cash Equivalents

The carrying values of these financial instruments approximate fair values and are classified as level 1.

Federal Reserve Bank and Federal Home Loan Bank stock

It is not practical to determine the fair value of Federal Reserve Bank and Federal Home Loan Bank stock due to their restrictive nature.

Securities Held to Maturity

Similar to securities available for sale, the fair value of securities held to maturity are determined utilizing an independent pricing service for identical assets or significantly similar securities. The pricing service uses a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows. This results in a Level 2 classification of the inputs for determining fair value. Interest and dividend income is recorded on the accrual method and included in the income statement in the respective investment class under total interest income. The Company does not have any securities that would be designated as level 3.

Loans

The fair values of all loans are estimated using discounted cash flow analyses with discount rates equal to the interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a level 3 classification. Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

Deposit Liabilities

The fair values disclosed for noninterest bearing demand deposits, interest bearing checking accounts, savings accounts, and money market accounts are, by definition, equal to the amount payable on demand at the balance sheet date resulting in a level 1 classification. The carrying value of all variable rate certificates of deposit approximates fair value resulting in a level 2 classification. The fair value of fixed rate certificates of deposit is estimated using discounted cash flow analyses with discount rates equal to the interest rates currently being offered on certificates of similar size and remaining maturity resulting in a level 2 classification.

Accrued Interest Receivable/Payable

The carrying amounts of accrued interest approximate fair value resulting in a Level 1, Level 2 or Level 3 classification consistent with the asset or liability that they are associated with.

Short-Term Borrowings and Other Financial Instruments

The fair value of all short-term borrowings, and other financial instruments approximates the carrying value resulting in a level 2 classification.

Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk. Such financial instruments consist of commitments to extend financing and standby letters of credit. If the commitments are exercised by the prospective borrowers, these financial instruments will become interest earning assets of the Company. If the commitments expire, the Company retains any fees paid by the prospective borrower. The fair value of commitments is estimated based upon fees currently charged to enter into similar agreements, taking into consideration the remaining terms of the agreements and the present creditworthiness of the borrower. For fixed rate commitments, the fair value estimation takes into consideration an interest rate risk factor. The fair value of these off-balance sheet items approximates the recorded amounts of the related fees, which are considered to be immaterial.

The Company does not engage in activities involving interest rate swaps, forward placement contracts, or any other instruments commonly referred to as derivatives

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(14) Regulatory Capital Requirements

The Bank is subject to two overlapping sets of regulatory capital requirements, which require the Bank to maintain minimum levels of regulatory capital. Under the tangible, core/leverage and risk-based requirements in effect at December 31, 2012 and 2011, Trustco Bank was required to maintain a minimum tangible capital of 1.5% of adjusted total assets, a minimum leverage ratio of core capital to adjusted total assets of 4.00% and a minimum ratio of total capital to risk weighted assets of 8.00%.

Federal banking regulations also establish a "prompt corrective action" capital framework for the classification of banks into five categories: well capitalized, adequately capitalized, under capitalized, significantly under capitalized, and critically under capitalized. Generally, an institution is considered well capitalized if it has a leverage capital ratio of at least 5.0% (based on total adjusted quarterly average assets), a Tier 1 risk-based capital ratio of at least 6.0%, and a total risk-based capital ratio of at least 10.0%. An institution is adequately capitalized if it has a leverage ratio of at least 4% (3% for the most highly rated institutions); a Tier 1 risk-based capital ratio of 4% or greater and a total risk-based capital ratio of 8% or greater. An institution is "undercapitalized" if it does not achieve the ratios to be considered to be adequately captitalized.

The foregoing capital ratios are based on specific quantitative measures of assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulator about capital components, risk weighting and other factors.

As of December 31, 2012 and 2011, Trustco Bank met all capital adequacy requirements to which it was subject. Further, the most recent regulator notification categorized the Bank as a well-capitalized institution. There have been no conditions or events since that notification that management believes have changed the Bank's capital classification.

Under its prompt corrective action regulations, the OCC is required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution. Such actions could have a direct material effect on an institution's financial statements. As stated above, the Bank has been classified as well capitalized for regulatory purposes, and therefore, these regulations do not apply. The following is a summary of actual capital amounts and ratios as of December 31, 2012 and 2011, for Trustco Bank:

(dollars in thousands)	As of December 31, 2012		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$349,580	8.05%	5.00%	4.00%
Tier 1 risk-based capital	349,580	16.35	6.00	4.00
Total risk-based capital	376,565	17.62	10.00	8.00

(dollars in thousands)	As of December 31, 2011		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$335,759	7.90%	5.00%	4.00%
Tier 1 risk-based capital	335,759	15.75	6.00	4.00
Total risk-based capital	362,648	17.01	10.00	8.00

*Regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized

TrustCo is not currently subject to formal capital requirements; however, under the Dodd-Frank Act, it will become subject to Federal Reserve regulations requiring minimum capital requirements in July 2015. The following is a summary of actual capital amounts and ratios as of December 31, 2012 and 2011 for TrustCo on a consolidated basis, with the calculations done on the same basis as for Trustco Bank.

(dollars in thousands)	As of December 31, 2012
	Amount	Ratio

Leverage capital	$356,687	8.21%
Tier 1 risk-based capital	356,687	16.68
Total risk-based capital	383,678	17.94

(dollars in thousands)	As of December 31, 2011
	Amount	Ratio

Leverage capital	$340,456	8.14%
Tier 1 risk-based capital	340,456	15.97
Total risk-based capital	367,382	17.23

Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income [Abstract]
Other Comprehensive Income
(15) Other Comprehensive Income

The following is a summary of the accumulated other comprehensive income (loss) balances, net of tax:

	Balance at	YTD	Balance at
	12/31/2011	Change	12/31/2012

Net unrealized holding gain (loss) on securities available for sale	$(1,018)	4,773	3,755
Net change in funded status of pension and postretirement benefit plans	(1,475)	(722)	(2,197)

Accumulated other comprehensive income (loss)	$(2,493)	4,051	1,558

	Balance at	YTD	Balance at
	12/31/2010	Change	12/31/2011

Net unrealized holding gain on securities available for sale	$(5,607)	4,589	(1,018)
Net change in funded status of pension and postretirement benefit plans	1,488	(2,963)	(1,475)

Accumulated other comprehensive income	$(4,119)	1,626	(2,493)

	Balance at	YTD	Balance at
	12/31/2009	Change	12/31/2010

Net unrealized holding gain on securities available for sale	$(1,800)	(3,807)	(5,607)
Net change in funded status of pension and postretirement benefit plans	518	970	1,488

Accumulated other comprehensive income	$(1,282)	(2,837)	(4,119)

Common stock offering	12 Months Ended
Dec. 31, 2012
Common stock offering [Abstract]
Common Stock Offering
(16) Common stock offering

On July 6, 2011, the Company completed a public offering of 15,640,000 shares of common stock, $1 par value per share. The 15,640,000 shares included 2,040,000 additional shares of common stock as a result of the underwriters exercising their over-allotment option. The common stock was sold at $4.60 per share. Net proceeds from the offering, after direct costs, were $67.6 million.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements [Text Block]
(17) Recent Accounting Pronouncements

Effective January 2012, the Company adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (ASU 2011-03). ASU 2011-03 is intended to improve financial reporting of repurchase agreements and refocus the assessment of effective control on a transferor's contractual rights and obligations rather than practical ability to perform those rights and obligations. The guidance in ASU 2011-03 was effective for the first interim or annual period beginning on or after December 15, 2011. The adoption of this update did not have a material impact on the consolidated financial statements.

Effective January 2012, the Company adopted ASU No. 2011-04, Amendments to Achieve Common Fair ValueMeasurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). ASU 2011-04 represents the converged guidance of the FASB and the International Accounting Standards Board (IASB) on fair value measurement. A variety of measures are included in the update intended to either clarify existing fair value measurement requirements, change particular principles requirements for measuring fair value or for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend to change the application of existing requirements under Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements. ASU 2011-04 was effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not have a material impact on the consolidated financial statements.

Effective January 2012, the Company adopted ASU No. 2011-05, Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 is intended to increase the prominence of items reported in other comprehensive income and to facilitate convergence of accounting guidance in this area with that of the IASB. The amendments require that all nonowner changes in stockholders' equity be presented in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income(Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out ofAccumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). ASU 2011-12 defers the provisions of ASU 2011-05 that require the presentation of reclassification adjustments on the face of both the statement of income and statement of other comprehensive income. Amendments under ASU 2011-05 that were not deferred under ASU 2011-12 will be applied retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this update did not have a material impact on the consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assetsand Liabilities (ASU 2011-11). The amendments in ASU 2011-11 require the disclosure of information on offsetting and related arrangements for financial and derivative instruments to enable users of its financial statements to understand the effect of those arrangements on its financial position. Amendments under ASU 2011-11 will be applied retrospectively for fiscal years, and interim periods within those years, beginning after January 1, 2013. The Company is evaluating the effect, if any, adoption of ASU 2011-11 will have on its consolidated financial statements.

Parent Company Only	12 Months Ended
Dec. 31, 2012
Parent Company Only [Abstract]
Parent Company Only
(18) Parent Company Only

The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Income

(dollars in thousands)	Years Ended December 31,
Income:	2012	2011	2010

Dividends and interest from subsidiaries	$24,475	19,635	14,128
Net gain on securities transactions	-	45	-
Income from other investments	-	1	3
Total income	24,475	19,681	14,131
Expense:
Operating supplies	105	86	81
Professional services	296	362	599
Miscellaneous expense	737	555	329
Total expense	1,138	1,003	1,009
Income before income taxes and subsidiaries' undistributed earnings	23,337	18,678	13,122
Income tax benefit	(364)	(174)	(343)
Income before subsidiaries' undistributed earnings	23,701	18,852	13,465
Equity in undistributed earnings of subsidiaries	13,833	14,235	15,856
Net income	$37,534	33,087	29,321

Statements of Condition
(dollars in thousands)	December 31,
Assets:	2012	2011
Cash in subsidiary bank	$12,950	10,663
Investments in subsidiaries	351,704	333,822
Securities available for sale	10	10
Other assets	178	269
Total assets	364,842	344,764
Liabilities and shareholders' equity:
Accrued expenses and other liabilities	6,044	6,248
Total liabilities	6,044	6,248
Shareholders' equity	358,798	338,516
Total liabilities and shareholders' equity	$364,842	344,764

Statements of Cash Flows

	Years Ended December 31,
	2012	2011	2010
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$37,534	33,087	29,321
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(13,833)	(14,235)	(15,856)
Stock based compensation expense	405	287	176
Net gain on securities transactions	-	(45)	-
Net change in other assets and accrued expenses	(158)	(232)	(310)
Total adjustments	(13,586)	(14,225)	(15,990)
Net cash provided by operating activities	23,948	18,862	13,331
Cash flows from investing activities:
Proceeds from sale of securities available for sale	-	372	-
Investment in bank subsidiary	-	(67,000)	-
Purchases of securities available for sale	-	(68)	-
Net cash provided by investing activities	-	(66,696)	-
Cash flows from financing activities:
Dividends paid	(24,574)	(21,320)	(19,447)
Net proceeds from common stock offering	-	67,578	-
Proceeds from sales of treasury stock	2,913	2,900	2,833

Net cash used in financing activities	(21,661)	49,158	(16,614)

Net (decrease) increase in cash and cash equivalents	2,287	1,324	(3,283)

Cash and cash equivalents at beginning of year	10,663	9,339	12,622

Cash and cash equivalents at end of year	$12,950	10,663	9,339

Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation [Abstract]
Consolidation	Consolidation The consolidated financial statements of the Company include the accounts of the subsidiaries after elimination of all significant intercompany accounts and transactions
Use of Estimates
Use of Estimates

To prepare financial statements in conformity with U.S. generally accepted accounting principals, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, other real estate owned and the fair value of financial instruments are particularly subject to change.

Securities Available for Sale and Held to Maturity
Securities Available for Sale and Held to Maturity

Securities available for sale are carried at fair value with any unrealized appreciation or depreciation of value, net of tax, included as an element of accumulated other comprehensive income or loss in shareholders' equity. Management maintains an available for sale portfolio in order to provide maximum flexibility in balance sheet management. The designation of available for sale is made at the time of purchase based upon management's intent to hold the securities for an indefinite period of time. These securities, however, are available for sale in response to changes in market interest rates, related changes in liquidity needs, or changes in the availability of and yield on alternative investments. Unrealized losses on securities that reflect a decline in value which is other than temporary, if any, are charged to income.

The cost of debt securities available for sale is adjusted for amortization of premium and accretion of discount using the interest method. Premiums and discounts on securities are amortized on the interest method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated.

Gains and losses on the sale of securities available for sale are based on the amortized cost of the specific security sold at trade date.

Debt securities that management has the positive intent and ability to hold until maturity are classified as held to maturity and are carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Other Than Temporary Impairment ("OTTI")

A decline in the fair value of any available for sale or held to maturity security below cost that is deemed to be other than temporary is charged to earnings and/or accumulated other comprehensive income, resulting in the establishment of a new cost basis of the security. Management evaluates these types of securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. Additional discussion of OTTI is included in Note 3 of the consolidated financial statements.

Federal Reserve Bank and Federal Home Loan Bank Stock
Federal Reserve Bank and Federal Home Loan Bank stock

The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income. The Bank is also a member of its regional Federal Reserve Bank. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans
Loans

Loans are carried at the principal amount outstanding net of unearned income and unamortized loan fees and costs, which are recognized as adjustments to interest income over the applicable loan term. Interest income on loans is accrued based on the principal amount outstanding.

Nonperforming loans include non-accrual loans, restructured loans, and loans which are three payments or more past due and still accruing interest. Generally, loans are placed in non-accrual status either due to the delinquent status of principal and/or interest payments, or a judgment by management that, although payments of principal and/or interest are current, such action is prudent based upon specific facts and circumstances surrounding the borrower. Typically, a loan is moved to non-accrual status after 90 days of non-payment in accordance with the Company's policy. Past due status is based on the contractual terms of the loan. All interest accrued but not received for loans placed on non-accrual status is reversed against interest income. Future payments received on nonperforming loans are recorded as interest income or principal reductions based upon management's ultimate expectation for collection. Loans may be removed from non-accrual status when they become current as to principal and interest and have demonstrated a sustained ability to make loan payments in accordance with the contractual terms of the loan. Loans may also be removed from non-accrual status when, in the opinion of management, the loan is expected to be fully collectable as to principal and interest. When, in the opinion of management, the collection of principal appears unlikely, the loan balance is evaluated in light of its sources of repayment, and a charge-off is recorded when appropriate.

Loan origination fees, net of certain direct origination costs, are deferred and recognized using the level yield method without anticipating prepayments.

Allowance for Loan Losses
Allowance for Loan Losses

The allowance for loan losses is maintained at a level considered adequate by management to provide for probable incurred loan losses. The allowance is increased by provisions charged against income, while loan losses are charged against the allowance when management deems a loan balance to be uncollectible. Subsequent recoveries, if any, are credited to the allowance.

The Company performs an analysis of the adequacy of the allowance on at least a quarterly basis. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations, current economic conditions, past due and charge-off trends and other factors. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to change the allowance based on their judgments of information available to them at the time of their examination. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, should be charged off. The allowance methodology consists of specific and general components. The specific component relates to loans that are individually classified as impaired.

A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (TDR's) and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans in non-accrual status are defined as impaired loans and are individually evaluated for impairment. The Company also has a portfolio of residential restructured loans that are defined as impaired. If a loan is impaired, a charge-off is taken so that the loan is reported at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral, if repayment is expected solely from the collateral. Residential real estate loans and consumer loans are collectively evaluated for impairment.

TDR's are measured at the present value of estimated future cash flows using the loan's effective rate at inception. If a TDR is considered to be a collateral dependent loan, the loan is reported at the fair value of the collateral with any charge-off recognized at that time. For TDR's that subsequently default, the Company determines the amount of additional charge-off, if any, in accordance with the accounting policy for the allowance for loan losses with respect to impaired loans described previously.

The general component of the allowance covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by geography for each portfolio segment and is based on the actual net loss history experienced by the Company over the most recent four years. This actual loss experience is supplemented with other economic factors based on the risks present in each geography and portfolio segment. These economic factors include consideration of the following: changes in national, regional and local economic trends and conditions; effects of any changes in interest rates; changes in the volume and severity of net charge-offs, delinquencies, nonperforming loans; changes in the experience, ability, and depth of lending management and other relevant staff; effects of any changes in credit concentrations; effects of any changes in underwriting standards, lending policies, procedures, and practices; and changes in the nature, volume and terms of loans.

The Company's allowance methodology also includes additional allocation percentages for residential and installment loans in non-accrual status and residential and installment loans three payments past due and still accruing interest, commercial loans classified by the internal loan review grading process, and residential loans with loan-to-value ratios in excess of 90% at the time of origination. The reserve percentages are determined based upon a review of recent charge-offs and take into consideration the type of loan, the fixed or variable nature of the loan, and the type and geography of the underlying collateral, if any.

The following portfolio segments have been identified: commercial loans, 1-to-4 family residential real estate loans, and installment loans:

Commercial:

Commercial real estate loans and other commercial loans are made based primarily on the identified cash flow of the borrower and secondarily on the underlying collateral provided by the borrower. Commercial real estate collateral is generally located within the Bank's geographic territories; while collateral for non-real estate secured commercial loans is typically accounts receivable, inventory, and/or equipment. Repayment is primarily dependent upon the borrower's ability to service the debt based upon cash flows generated from the underlying business. Additional support involves liquidation of the pledged collateral and enforcement of a personal guarantee, if a guarantee is obtained.

Residential real estate:

Residential real estate loans, including first mortgages, home equity loans and home equity lines of credit, are collateralized by first or second liens on one-to-four family residences generally located within the Bank's market areas. Proof of ownership title, clear mortgage title, and hazard insurance coverage are normally required.

Installment:

The Company's installment loans are primarily made up of installment loans and personal lines of credit. The installment loans represent a relatively small portion of the loan portfolio and are primarily used for personal expenses and are secured by automobiles, equipment and other forms of collateral, while personal lines of credit are unsecured.

Bank Premises and Equipment
Bank Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on either the straight-line or accelerated methods over the remaining useful lives of the assets; generally 20 to 40 years for buildings, 3 to 7 years for furniture and equipment, and the shorter of the estimated life of the asset or the lease term for leasehold improvements.

Other Real Estate Owned
Other Real Estate Owned

Other real estate owned are assets acquired through foreclosures on loans. At December 31, 2012 and 2011 there were $8.7 million and $5.3 million, respectively, of other real estate owned included in the category of Other Assets in the accompanying Consolidated Statements of Condition.

Each other real estate owned property is recorded on an individual basis at the lower of (1) fair value minus estimated costs to sell or (2) "cost" (which is the fair value at initial foreclosure). When a property is acquired, the excess of the loan balance over fair value is charged to the allowance for loan losses. Subsequent write downs and gains and losses on sale are included in noninterest expense. Operating costs after acquisition are expensed.

Income Taxes
Income Taxes

Deferred taxes are recorded for the future tax consequences of events that have been recognized in the financial statements or tax returns based upon enacted tax laws and rates. Deferred tax assets are recognized subject to management's judgment that realization is more likely than not.

Dividend Restrictions
Dividend Restrictions

The Company's ability to pay dividends to its shareholders is dependent upon the ability of the Bank to pay dividends to the Company. The payment of dividends by the Bank to the Company is subject to continued compliance with minimum regulatory capital requirements. The Bank's primary regulator may disapprove a dividend if: the Bank would be undercapitalized following the distribution; the proposed capital distribution raises safety and soundness concerns; or the capital distribution would violate a prohibition contained in any statue, regulation or agreement. Currently the Bank meets the regulatory definition of a well capitalized institution. During 2013, the Bank could declare dividends of approximately $28.1 million plus any 2013 net profits retained to the date of the dividend declaration.

Benefit Plans
Benefit Plans

The Company has a defined benefit pension plan covering substantially all of its employees. The benefits are based on years of service and the employee's compensation. This plan was frozen as of December 31, 2006.

The Company has a postretirement benefit plan that permits retirees under age 65 to participate in the Company's medical plan by which retirees pay all of their premiums. At age 65, the Company provides access to a Medicare Supplemental program for retirees.

Under certain employment contracts with selected executive officers, the Company is obligated to provide postretirement benefits to these individuals once they attain certain vesting requirements.

The Company recognized in the Consolidated Statement of Condition the funded status of the pension plan and postretirement benefit plan with an offset, net of tax, recorded in accumulated other comprehensive income.

Stock-Based Compensation Plans
Stock Based Compensation Plans

The Company has stock based compensation plans for employees and directors. Compensation cost is recognized for stock options and restricted stock awards issued to employees and directors based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the fair value of the Company's common stock at the date of grant is used for restricted stock awards. Awards to be settled in cash based on the fair value of the Company's stock at vesting are treated as liability based awards.

Compensation cost for stock options and restricted stock awards to be settled in stock are recognized over the required service period generally defined as the vesting period. The expense is recognized over the shorter of each award's vesting period or the retirement date for any awards that vest immediately upon eligible retirement.

Compensation costs for liability based awards are re-measured at each reporting date and recognized over the vesting period. For awards with performance based conditions, compensation cost is recognized over the performance period based on the Company's expectation of meeting the specific performance criteria.

Earnings Per Share
Earnings Per Share

Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options

Reclassification of Prior Year Statements	Reclassification of Prior Year Statements It is the Company's policy to reclassify prior year consolidated financial statements to conform to the current year presentation.
Segment Reporting
Segment Reporting

The Company's operations are exclusively in the financial services industry and include the provision of traditional banking services. Management evaluates the performance of the Company based on only one business segment, that of community banking. The Company operates primarily in the geographical region of Upstate New York with branches also in Florida and the mid-Hudson valley region of New York. In the opinion of management, the Company does not have any other reportable segments as defined by "Accounting Standards Codification" (ASC) Topic 280, "Disclosure about Segments of an Enterprise and Related Information".

Cash and Cash Equivalents	Cash and Cash Equivalents The Company classifies cash on hand, cash due from banks, Federal Funds sold, and other short-term investments as cash and cash equivalents for disclosure purposes.
Trust Assets
Trust Assets

Assets under management with the Trustco Financial Services Department are not included on the Company's consolidated financial statements because Trustco Financial Services holds these assets in a fiduciary capacity. Trust assets under management as of December 31, 2012 and 2011 are $825 million and $784 million, respectively.

Comprehensive Income
Comprehensive Income

Comprehensive income represents the sum of net income and items of other comprehensive income or loss, which are reported directly in shareholders' equity, net of tax, such as the change in net unrealized gain or loss on securities available for sale and changes in the funded position of the pension and postretirement benefit plans. Accumulated other comprehensive income or loss, which is a component of shareholders' equity, represents the net unrealized gain or loss on securities available for sale, net of tax and the funded position in the Company's pension plan and postretirement benefit plans, net of tax.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 13. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Amortized cost and fair value of the securities available for sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$262,063	1,055	10	263,108
State and political subdivisions	25,815	642	-	26,457
Mortgage backed securities and collateralized mortgage obligations - residential	515,322	3,982	528	518,776
Corporate bonds	26,312	336	119	26,529
Small Business Administration-guaranteed participation securities	75,674	888	-	76,562
Other	650	-	-	650
Total debt securities	905,836	6,903	657	912,082
Equity securities	10	-	-	10
Total securities available for sale	$905,846	6,903	657	912,092

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$562,588	1,171	300	563,459
State and political subdivisions	42,812	1,156	-	43,968
Mortgage backed securities and collateralized mortgage obligations - residential	202,103	2,335	415	204,023
Corporate bonds	102,248	70	5,710	96,608
Other	650	-	-	650
Total debt securities	910,401	4,732	6,425	908,708
Equity securities	10	-	-	10
Total securities available for sale	$910,411	4,732	6,425	908,718

Investment [Line Items]
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses
The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2012, 2011 and 2010 are as follows:

(dollars in thousands)	December 31,
	2012	2011	2010

Proceeds from sales	$154,944	47,296	261,374
Proceeds from calls	1,049,442	1,124,649	937,061
Gross realized gains	2,584	1,472	3,769
Gross realized losses	423	44	417

Amortized cost and fair value of the held to maturity securities
The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2012
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

Mortgage backed securities and collateralized mortgage obligations - residential	$108,471	5,724	-	114,195
Corporate bonds	34,955	1,976	-	36,931
Total held to maturity	$143,426	7,700	-	151,126

	December 31, 2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$15,000	19	-	15,019
Mortgage backed securities and collateralized mortgage obligations - residential	141,857	7,727	46	149,538
Corporate bonds	59,431	834	382	59,883
Total held to maturity	$216,288	8,580	428	224,440

Securities held in available for sale and held to maturity greater than 10% of shareholders equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2012 that represent greater than 10% of shareholders equity:

	Amortized	Fair
	Cost	Value
Small Business Administration	$75,674	76,562
Federal Home Loan Mortgage Corporation	173,337	174,609
Government National Mortgage Association	123,664	129,106
Federal National Mortgage Association	572,970	576,347

Securities available for sale [Member]
Investment [Line Items]
Debt securities based on the securities final maturity
The following table distributes the debt securities included in the available for sale portfolio as of December 31, 2012, based on the securities' final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$13,392	13,462
Due in one year through five years	754,117	758,752
Due after five years through ten years	129,359	130,483
Due after ten years	8,968	9,385
	$905,836	912,082

Gross unrealized losses on investment securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2012
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$15,491	10	-	-	15,491	10
Mortgage backed securities and collateralized mortgage obligations - residential	178,689	528	-	-	178,689	528
Corporate bonds	10,283	119	-	-	10,283	119
Total	$204,463	657	-	-	204,463	657

	December 31, 2011
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$147,881	300	-	-	147,881	300
Mortgage backed securities and collateralized mortgage obligations - residential	107,369	369	781	46	108,150	415
Corporate bonds	72,077	4,487	19,467	1,223	91,544	5,710
Total	$327,327	5,156	20,248	1,269	347,575	6,425

Held to maturity securities [Member]
Investment [Line Items]
Debt securities based on the securities final maturity
The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2012, based on the securities' final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$25,025	25,220
Due in one year through five years	104,948	111,781
Due in five years through ten years	13,453	14,125
	$143,426	151,126

Gross unrealized losses on investment securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position
There were no held to maturity securities in an unrealized loss position at December 31, 2012. Gross unrealized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position at December 31, 2011, were as follows:

	December 31, 2011
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unrec.	Fair	Unrec.	Fair	Unrec.
	Value	Loss	Value	Loss	Value	Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$19,328	46	-	-	19,328	46
Corporate bonds	9,532	382	-	-	9,532	382
Total	$28,860	428	-	-	28,860	428

Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Recorded investment in loans by loan class
The following tables present the recorded investment in loans by loan class:

	December 31, 2012
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$167,249	18,882	186,131
Other	33,381	65	33,446
Real estate mortgage - 1 to 4 family:
First mortgages	1,814,214	275,764	2,089,978
Home equity loans	35,601	1,089	36,690
Home equity lines of credit	301,338	32,571	333,909
Installment	4,183	396	4,579
Total loans, net	$2,355,966	328,767	2,684,733
Less: Allowance for loan losses			47,927
Net loans			$2,636,806

	December 31, 2011
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$189,101	25,226	214,327
Other	33,734	102	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	1,731,127	177,518	1,908,645
Home equity loans	46,082	1,224	47,306
Home equity lines of credit	285,762	27,276	313,038
Installment	4,078	73	4,151
Total loans, net	$2,289,884	231,419	2,521,303
Less: Allowance for loan losses			48,717
Net loans			$2,472,586

* Includes New York, New Jersey, Vermont, and Massachusetts.

Recorded investment in non-accrual loans by loan class
The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2012
(dollars in thousands)	New York and
	other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$6,511	2,698	9,209
Other	124	-	124
Real estate mortgage - 1 to 4 family:
First mortgages	30,329	7,319	37,648
Home equity loans	694	-	694
Home equity lines of credit	4,263	501	4,764
Installment	6	1	7
Total non-accrual loans	41,927	10,519	52,446
Restructured real estate mortgages - 1 to 4 family	231	-	231
Total nonperforming loans	$42,158	10,519	52,677

	December 31, 2011
(dollars in thousands)	New York and
	other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$4,968	5,000	9,968
Other	13	-	13
Real estate mortgage - 1 to 4 family:
First mortgages	24,392	9,862	34,254
Home equity loans	968	57	1,025
Home equity lines of credit	2,460	743	3,203
Installment	3	-	3
Total non-accrual loans	32,804	15,662	48,466
Restructured real estate mortgages - 1 to 4 family	312	-	312
Total nonperforming loans	$33,116	15,662	48,778

Aging of the recorded investment in past due loans by loan class and by region
The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2012 and 2011:

New York and other states:
	December 31, 2012
(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	3,225	3,225	164,024	167,249
Other	-	-	4	4	33,377	33,381
Real estate mortgage - 1 to 4 family:
First mortgages	6,364	2,248	21,341	29,953	1,784,261	1,814,214
Home equity loans	177	216	464	857	34,744	35,601
Home equity lines of credit	604	350	3,044	3,998	297,340	301,338
Installment	40	27	-	67	4,116	4,183

Total	$7,185	2,841	28,078	38,104	2,317,862	2,355,966

Florida:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	2,698	2,698	16,184	18,882
Other	-	-	-	-	65	65
Real estate mortgage - 1 to 4 family:
First mortgages	862	452	5,390	6,704	269,060	275,764
Home equity loans	-	-	-	-	1,089	1,089
Home equity lines of credit	59	29	442	530	32,041	32,571
Installment	9	-	1	10	386	396

Total	$930	481	8,531	9,942	318,825	328,767

Total:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	5,923	5,923	180,208	186,131
Other	-	-	4	4	33,442	33,446
Real estate mortgage - 1 to 4 family:
First mortgages	7,226	2,700	26,731	36,657	2,053,321	2,089,978
Home equity loans	177	216	464	857	35,833	36,690
Home equity lines of credit	663	379	3,486	4,528	329,381	333,909
Installment	49	27	1	77	4,502	4,579

Total	$8,115	3,322	36,609	48,046	2,636,687	2,684,733

New York and other states:
	December 31, 2011
(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$400	-	3,157	3,557	185,544	189,101
Other	-	-	-	-	33,734	33,734
Real estate mortgage - 1 to 4 family:
First mortgages	7,850	2,313	20,294	30,457	1,700,670	1,731,127
Home equity loans	186	32	852	1,070	45,012	46,082
Home equity lines of credit	871	473	2,371	3,715	282,047	285,762
Installment	29	4	2	35	4,043	4,078

Total	$9,336	2,822	26,676	38,834	2,251,050	2,289,884

Florida:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,042	-	5,000	6,042	19,184	25,226
Other	-	-	-	-	102	102
Real estate mortgage - 1 to 4 family:
First mortgages	813	1,502	8,973	11,288	166,230	177,518
Home equity loans	68	-	65	133	1,091	1,224
Home equity lines of credit	100	91	684	875	26,401	27,276
Installment	1	-	-	1	72	73

Total	$2,024	1,593	14,722	18,339	213,080	231,419

Total:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,442	-	8,157	9,599	204,728	214,327
Other	-	-	-	-	33,836	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	8,663	3,815	29,267	41,745	1,866,900	1,908,645
Home equity loans	254	32	917	1,203	46,103	47,306
Home equity lines of credit	971	564	3,055	4,590	308,448	313,038
Installment	30	4	2	36	4,115	4,151

Total	$11,360	4,415	41,398	57,173	2,464,130	2,521,303

Transactions in the allowance for loan losses by portfolio segment
Transactions in the allowance for loan losses are summarized as follows:

(dollars in thousands)	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of period	$48,717	$41,911	37,591
Loans charged off:
Commercial-New York and other states*	1,307	171	141
Commercial-Florida	1,192	1,000	4,940
Real estate mortgage - 1 to 4 family - New York and other states*	6,919	4,315	3,754
Real estate mortgage - 1 to 4 family - Florida	3,920	6,990	10,878
Installment-New York and other states*	128	80	150
Installment-Florida	13	2	5
Total loan chargeoffs	13,479	12,558	19,868

Recoveries of loans previously charged off:
Commercial-New York and other states*	112	55	34
Commercial-Florida	26	4	69
Real estate mortgage - 1 to 4 family - New York and other states*	375	477	700
Real estate mortgage - 1 to 4 family - Florida	127	34	89
Installment-New York and other states*	49	43	95
Installment-Florida	-	1	1
Total recoveries	689	614	988
Net loans charged off	12,790	11,944	18,880
Provision for loan losses	12,000	18,750	23,200
Balance at end of period	$47,927	$48,717	41,911

Allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

	December 31, 2012
		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,771	44,069	87	47,927

Total ending allowance balance	$3,771	44,069	87	47,927

Loans:
Individually evaluated for impairment	$9,333	16,740	-	26,073
Collectively evaluated for impairment	210,244	2,443,837	4,579	2,658,660

Total ending loans balance	$219,577	2,460,577	4,579	2,684,733

	December 31, 2011
		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,140	44,479	98	48,717

Total ending allowance balance	$4,140	44,479	98	48,717

Loans:
Individually evaluated for impairment	$9,981	3,730	-	13,711
Collectively evaluated for impairment	238,182	2,265,259	4,151	2,507,592

Total ending loans balance	$248,163	2,268,989	4,151	2,521,303

Impaired loans by loan class
The following tables present impaired loans by loan class as of December 31, 2012, 2011 and 2010:

New York and other states:
	December 31, 2012
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$6,511	7,169	-	5,615
Other	124	124	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	12,964	14,143	-	6,075
Home equity loans	623	664	-	260
Home equity lines of credit	1,633	1,735	-	458

Total	$21,855	23,835	-	12,515

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$2,698	3,890	-	5,871
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,472	2,665	-	948
Home equity lines of credit	48	176	-	24

Total	$4,218	6,731	-	6,843

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$9,209	11,059	-	11,486
Other	124	124	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	14,436	16,808	-	7,023
Home equity loans	623	664	-	260
Home equity lines of credit	1,681	1,911	-	482

Total	$26,073	30,566	-	19,358

New York and other states:
	December 31, 2011
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$4,968	5,684	-	5,198
Other	13	32	-	56
Real estate mortgage - 1 to 4 family:
First mortgages	2,874	3,299	-	1,664
Home equity loans	151	199	-	69
Home equity lines of credit	-	75	-	-

Total	$8,006	9,289	-	6,987

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$5,000	9,042	-	6,774
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	705	1,301	-	224

Total	$5,705	10,343	-	6,998

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$9,968	14,726	-	11,972
Other	13	32	-	56
Real estate mortgage - 1 to 4 family:
First mortgages	3,579	4,600	-	1,888
Home equity loans	151	199	-	69
Home equity lines of credit	-	75	-	-

Total	$13,711	19,632	-	13,985

New York and other states:
	December 31, 2010
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$5,617	6,217	-	3,792
Other	126	189	-	179
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373
Home equity loans	-	58	-	-
Home equity lines of credit	-	77	-	-

Total	$6,079	7,057	-	4,344

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$8,281	12,798	-	9,289
Other	-	-	-	1
Real estate mortgage - 1 to 4 family:
First mortgages	-	-	-	-

Total	$8,281	12,798	-	9,290

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$13,898	19,015	-	13,081
Other	126	189	-	180
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373
Home equity loans	-	58	-	-
Home equity lines of credit	-	77	-	-

Total	$14,360	19,855	-	13,634

Modified loans by class that were determined to be TDR's
The following table presents modified loans by class that were determined to be TDR's that occurred during the years ended December 31, 2012 and 2011:

	December 31, 2012
New York and other states*:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	2	$138	138
Real estate mortgage - 1 to 4 family:
First mortgages	95	10,636	10,636
Home equity loans	16	488	488
Home equity lines of credit	30	1,633	1,633

Total	143	$12,895	12,895

Florida:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	12	1,265	1,265
Home equity lines of credit	2	48	48

Total	14	$1,313	1,313

	December 31, 2011
New York and other states*:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	1	$91	90
Real estate mortgage - 1 to 4 family:
First mortgages	21	2,758	2,518
Home equity loans	4	160	151

Total	26	$3,009	2,759

Florida:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	6	852	705

Total	6	$852	705

Loans by class modified as TDR's for which there was a payment default
The following table presents loans by class modified as TDR's that occurred during the years ended December 31, 2012 and 2011 for which there was a payment default during the same period:

	December 31, 2012
New York and other states*:	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	22	2,265
Home equity loans	2	13
Home equity lines of credit	5	209

Total	29	$2,487

Florida:
	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	6	605
Home equity lines of credit	1	47

Total	7	$652

	December 31, 2011
New York and other states*:	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	1	$90
Real estate mortgage - 1 to 4 family:
First mortgages	13	1,729
Home equity loans	3	113

Total	17	$1,932

Florida:
	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	6	705

Total	6	$705

Risk category of loans by class of loans
As of December 31, 2012 and 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2012
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$155,981	11,268	167,249
Other	33,067	314	33,381

	$189,048	11,582	200,630

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$12,454	6,428	18,882
Other	65	-	65

	$12,519	6,428	18,947

	December 31, 2011
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$181,717	7,384	189,101
Other	33,721	13	33,734

	$215,438	7,397	222,835

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$17,626	7,600	25,226
Other	102	-	102

	$17,728	7,600	25,328

Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Summary of premises and equipment
A summary of premises and equipment at December 31, 2012 and 2011 follows:

(dollars in thousands)
	2012	2011
Land	$2,413	2,413
Buildings	29,584	28,716
Furniture, Fixtures and equipment	42,636	41,283
Leasehold improvements	24,070	22,256
Total bank premises and Equipment	98,703	94,668
Accumulated depreciation and amortization	(62,464)	(57,662)
Total	$36,239	37,006

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Interest expense on deposits
Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2012	2011	2010
Interest bearing checking accounts	$315	285	595
Savings accounts	3,872	3,788	3,356
Time deposits and money market accounts	14,313	20,597	29,271
Total	$18,500	24,670	33,222

Maturity of total time deposits
At December 31, 2012, the maturity of total time deposits is as follows:

(dollars in thousands)
Under 1 year	$789,726
1 to 2 years	250,489
2 to 3 years	28,038
3 to 4 years	4,771
4 to 5 years	4,196
Over 5 years	259
$1,077,479

Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings [Abstract]
Short-term borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2012	2011	2010
Amount outstanding at December 31,	$159,846	147,563	124,615
Maximum amount outstanding at any month end	166,374	148,002	130,996
Average amount outstanding	152,982	133,803	119,213
Weighted average interest rate:
For the year	0.96%	1.18	1.49
As of year end	0.89	1.13	1.40

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of income tax expense/(benefit)
A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2012	2011	2010
Current tax expense:
Federal	$19,122	19,613	13,001
State	1,879	2,020	1,009
Total current tax expense	21,001	21,633	14,010
Deferred tax expense (benefit)	1,440	(2,336)	581
Total income tax expense	$22,441	19,297	14,591

Tax effects of temporary differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011, are as follows:

	December 31,
(dollars in thousands)	2012	2011
	Deductible	Deductible
	temporary	temporary
	differences	differences
Benefits and deferred remuneration	$(4,736)	(3,467)
Difference in reporting the allowance for loan losses, net	22,710	22,389
Other income or expense not yet reported for tax purposes	2,582	2,321
Depreciable assets	(1,413)	(1,288)
Other items	801	1,429
Net deferred tax asset at end of year	19,944	21,384
Net deferred tax asset at beginning of year	21,384	19,048

Deferred tax expense (benefit)	$1,440	(2,336)

Effective income tax rate
The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended
	December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0	35.0
Increase/(decrease) in taxes resulting from:
Tax exempt income	(0.7)	(1.6)	(2.7)
State income tax (including alternative minimum tax), net of federal tax benefit	2.3	2.0	1.3
Other items	0.8	1.4	(0.4)
Effective income tax rate	37.4%	36.8%	33.2

Reconciliation of unrecognized tax benefits
For the years ended December 31, 2012 and 2011 the unrecognized tax benefits and change in those unrecognized tax benefits from the beginning of the year are as follows:

(dollars in thousands)

Balance January 1, 2011	$905

Amount paid to taxing authorities and amount reducing tax expense for the twelve-month period ended December 31, 2011	-

Balance December 31, 2011	905

Decrease in prior unrecognized tax benefits	(342)
Lapse of statute of limitations	(350)

Balance December 31, 2012	$213

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in component of other comprehensive income related to retirement plan and post-retirement benefit plan
The following table details the change in the components of other comprehensive income related to the retirement plan and the post-retirement benefit plan, net of tax, at December 31, 2012 and 2011, respectively:

(dollars in thousands)
	December 31, 2012
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$1,834	(590)	1,244
Amortization of net actuarial gain (loss)	(335)	29	(306)
Amortization of prior service credit	-	262	262
Total	$1,499	(299)	1,200

	December 31, 2011
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$3,689	1,064	4,753
Amortization of net actuarial gain (loss)	(156)	71	(85)
Amortization of prior service credit	-	262	262
Total	$3,533	1,397	4,930

Asset allocation of pension and postretirement benefit plans
The asset allocations of the Company's pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit		Postretirement Benefit
	Plan Assets		Plan Assets
	2012	2011	2012	2011
Debt Securities	29%	33	28	30
Equity Securities	65	64	64	63
Other	6	3	8	7
Total	100%	100	100	100

Fair value of plan assets by type of financial instrument and level hierarchy
The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2012 and 2011, by asset category, is as follows:

Retirement Plan		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,114	2,114	-	-
Equity mutual funds	22,599	22,599	-	-
U.S. government sponsored enterprises	4,574	-	4,574	-
Corporate bonds	4,626	-	4,626	-
Fixed income mutual funds	671	671	-	-

Total Plan Assets	$34,584	25,384	9,200	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,148	1,148	-	-
Equity mutual funds	9,718	9,718	-	-
State and political subdivisions	4,160	-	4,160	-

Total Plan Assets	$15,026	10,866	4,160	-

Retirement Plan		Fair Value Measurements at
		December 31, 2011 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$870	870	-	-
Equity mutual funds	19,232	19,232	-	-
U.S. government sponsored enterprises	6,422	-	6,422	-
Corporate bonds	3,310	-	3,310	-
Fixed income mutual funds	444	444	-	-

Total Plan Assets	$30,278	20,546	9,732	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2011 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,001	1,001	-	-
Equity mutual funds	8,551	8,551	-	-
State and political subdivisions	4,110	-	4,110	-

Total Plan Assets	$13,662	9,552	4,110	-

Summary of the status of stock option plans
Under each of these plans, the exercise price of each option equals the fair value of the Company's stock on the date of grant, and an option's maximum term is ten years. Options vest over four to five years from the date the options are granted for the employees plans and they are immediately vested under the directors' plans. A summary of the status of TrustCo's stock option plans as of December 31, 2012 and changes during the year then ended, are as follows:

	Outstanding Options		Exercisable Options
		Weighted		Weighted
		Average		Average
		Option		Option
	Shares	Price	Shares	Price
Balance, January 1, 2012	3,115,750	$10.32	2,350,650	$11.56
New options awarded-2012	273,500	5.17	-	0.00
Expired options - 2012	(485,250)	11.83	(485,250)	11.83
Cancelled options-2012	(12,000)	9.91	(12,000)	9.91
Exercised options - 2012	-	0.00	-	0.00
Options became exercisable	-	0.00	291,200	7.85
Balance, December 31, 2012	2,892,000	$9.58	2,144,600	$11.01

Information about total stock options outstanding
		Weighted
		Average	Weighted
Range of		Remaining	Average
Exercise	Options	Contractual	Exercise
Price	Outstanding	Life	Price
Between $5.14 and $10.00	1,754,000	6.8 years	$7.41
Greater than $10.00	1,138,000	2.0 years	12.93
Total	2,892,000	4.9 years	$9.58

Information about total stock options exercisable
The following table summarizes information about total stock options exercisable at December 31, 2012:

		Weighted
		Average	Weighted
Range of	Options	Remaining	Average
Exercise	Outstanding	Contractual	Exercise
Price	and Exercisable	Life	Price
Between $5.14 and $10.00	1,006,600	5.3 years	$8.83
Greater than $10.00	1,138,000	2.0 years	12.93
Total	2,144,600	3.5 years	$11.01

Assumptions used to determine the fair value of options granted
Valuation of Stock-Based Compensation: The fair value of the Company's employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant. The weighted-average fair value of stock options granted during 2012 and 2011 estimated using the Black-Scholes option pricing model, was $0.76 and $0.98, respectively. The Company estimated expected market price volatility and the expected term of the options based on historical data and other factors. There were no stock options granted in 2010. The assumptions used to determine the fair value of options granted during 2012 and 2011 are detailed in the table below:

	2012
	Employees'
	Plan
Expected dividend yield	5.08%
Risk-free interest rate	0.80
Expected volatility rate	30.18
Expected lives	5.0	years

	2011
	Employees'		Directors'
	Plan		Plan
Expected dividend yield	5.11%		5.11
Risk-free interest rate	1.90		1.59
Expected volatility rate	26.64		28.50
Expected lives	7.5	years	6.0

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2012	2011
Projected benefit obligation at beginning of year	$29,283	$27,115
Service cost	55	45
Interest cost	1,426	1,515
Benefits paid	(2,036)	(1,605)
Net actuarial loss (gain)	3,262	2,213
Projected benefit obligation at end of year	$31,990	$29,283

Change in plan assets and reconciliation of funded status
Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2012	2011
Fair Value of plan assets at beginning of year	$30,278	$31,373
Actual gain on plan assets	3,342	510
Company contributions	3,000	-
Benefits paid	(2,036)	(1,605)
Fair value of plan assets at end of year	34,584	30,278

Funded status at end of year	$2,593	$995

Amounts recognized in accumulated other comprehensive income	Amounts recognized in accumulated other comprehensive income consist of the following as of:
	December 31,
	2012	2011
Net actuarial loss	$9,486	$7,987

Components of net periodic cost and other amounts recognized in other comprehensive income
Components of Net Periodic Pension (Credit) Expense and Other Amounts Recognized in Other Comprehensive Income:

(dollars in thousands)	For the years ended
	December 31,
	2012	2011	2010
Service cost	$55	45	57
Interest cost	1,426	1,515	1,498
Expected return on plan assets	(1,912)	(1,985)	(1,814)
Amortization of net loss	335	156	203
Net periodic pension (credit) expense	(96)	(269)	(56)

Amortization of net loss	(335)	(156)	(203)

Net actuarial (gain) / loss included in other comprehensive income	1,832	3,689	(992)

	1,497	3,533	(1,195)
Total recognized in net periodic benefit (credit) cost and other comprehensive income	$1,401	3,264	(1,251)

Estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2013	$1,678
2014	1,705
2015	1,723
2016	1,752
2017	1,759
2018 - 2022	9,213

Assumptions used to determine benefit obligation and net periodic expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2012	2011	2010
Discount rate	4.07%	5.17	5.62

The assumptions used to determine net periodic pension expense for the years ended December 31 are as follows:

	2012	2011	2010
Discount rate	5.17%	5.62	5.82
Expected long-term rate of return on assets	6.50	6.50	6.50

Post-Retirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2012	2011
Accumulated benefit obligation at beginning of year	$2,008	1,184
Service cost	33	26
Interest cost	97	98
Prior service cost	-	533
Benefits paid	(48)	(25)
Net actuarial gain	323	192
Accumulated benefit obligation at end of year	$2,413	2,008

Change in plan assets and reconciliation of funded status
Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2012	2011
Fair value of plan assets at beginning of year	$13,662	13,554
Actual gain on plan assets	1,364	108
Company contributions	48	25
Benefits paid	(48)	(25)
Fair value of plan assets at end of year	15,026	13,662

Funded status at end of year	$12,613	11,654

Amounts recognized in accumulated other comprehensive income
Amounts recognized in accumulated other comprehensive income consist of the following as of:	December 31,
	2012	2011
Net actuarial gain	$(2,125)	(1,564)
Prior service credit	(3,706)	(3,968)
Total	$(5,831)	(5,532)

Components of net periodic cost and other amounts recognized in other comprehensive income
Components of Net Periodic Benefit (Credit) and Other Amounts Recognized in Other Comprehensive Income:
	For the years ended
	December 31,
(dollars in thousands)	2012	2011	2010
Service cost	$33	26	31
Interest cost	97	98	62
Expected return on plan assets	(451)	(447)	(407)
Amortization of net actuarial gain	(29)	(71)	(15)
Amortization of prior service credit	(262)	(262)	(403)
Net periodic benefit credit	(612)	(656)	(732)

Net (gain) loss	(590)	531	(836)
Prior service cost	-	533	-
Amortization of prior service cost	262	262	403
Amortization of net gain	29	71	15
Total amount recognized in other comprehensive income	(299)	1,397	(418)

Total amount recognized in net periodic benefit cost and other comprehensive income	$(911)	741	(1,150)

Estimated future benefit payments	The following benefit payments are expected to be paid:
Year	Postretirement Benefits

2013	$61
2014	55
2015	58
2016	61
2017	64
2018 - 2022	435

Assumptions used to determine benefit obligation and net periodic expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2012	2011	2010
Discount rate	4.07%	5.17	5.62

The assumptions used to determine net periodic pension benefit (credit) for the years ended December 31 are as follows:

	2012	2011	2010
Discount rate	5.17%	5.62	5.82
Expected long-term rate of return on assets, net of tax	3.30	3.30	3.30

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Operating leases with minimum rental commitments
The Bank leases certain banking premises. These leases are accounted for as operating leases with minimum rental commitments in the amounts presented below. The majority of these leases contain options to renew.

(dollars in thousands)
2013	$6,584
2014	6,523
2015	6,156
2016	5,961
2017	5,635
2018 and after	43,612
$74,471

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Reconciliation of the component parts of earnings per share
A reconciliation of the component parts of earnings per share for 2012, 2011 and 2010 follows:

(dollars in thousands, except per share data)

	2012	2011
For the year ended December 31:
Net income	$37,534	$33,087
Less: Net income allocated to participating securities	43	5
Net income allocated to common shareholders	$37,491	$33,082
Basic EPS:
Distributed earnings allocated to common stock	$24,607	$22,389
Undistributed earnings allocated to common stock	12,884	10,693
Net income allocated to common shareholders	$37,491	$33,082
Weighted average common shares outstanding including participating securities	93,739	85,086
Less: Participating securities	106	14
Weighted average common shares	93,633	85,072

Basic EPS	0.400	0.389

Diluted EPS:
Net income allocated to common shareholders	$37,491	$33,082
Weighted average common shares for basic EPS	93,633	85,072
Effect of Dilutive Securities:
Stock Options	4	-
Weighted average common shares including potential dilutive shares	93,637	85,072

Diluted EPS	0.400	0.389

		Weighted
		Average Shares	Per Share
	Income	Outstanding	Amounts
For the year ended December 31, 2010:
Basic EPS:
Income available to common shareholders	$29,321	76,935	$0.381
Effect of Dilutive Securities:
Stock Options	-	-	-
Diluted EPS	$29,321	76,935	$0.381

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at
	December 31, 2012 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Securities available-for sale:
U.S. government-sponsored enterprises	$263,108	-	263,108	-
State and political subdivisions	26,457	-	26,457	-
Mortgage-backed securities and collateralized mortgage obligations - residential	518,776	-	518,776	-
Corporate bonds	26,529	-	26,529	-
Small Business Administration-guaranteed participation securities	76,562	-	76,562
Other securities	660	10	650	-
Total securities available-for-sale	$912,092	10	912,082	-

	Fair Value Measurements at
	December 31, 2011 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Securities available-for sale:
U.S. government-sponsored enterprises	$563,459	-	563,459	-
State and political subdivisions	43,968	-	43,968	-
Mortgage-backed securities and collateralized mortgage obligations - residential	204,023	-	204,023	-
Corporate bonds	96,608	-	96,608	-
Other securities	660	10	650	-
Total securities available-for-sale	$908,718	10	908,708	-

Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at
	December 31, 2012 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)

Other real estate owned	$8,705	-	-	8,705
Impaired Loans:
Commercial real estate	4,690	-	-	4,690
Real estate mortgage - 1 to 4 family:
First mortgages	5,421	-	-	5,421
Home Equity Loans	67	-	-	67
Home Equity Lines of Credit	581	-	-	581

Other real estate owned, which is carried at fair value less costs to sell, approximates $8.7 million at December 31, 2012 and consisted of $4.8 million of commercial real estate and $3.9 million of residential real estate properties. A valuation charge of $1.1 million is included in earnings for the year ended December 31, 2012.

Of the total impaired loans of $26.1 million at December 31, 2012, $10.8 million are collateral dependent and have had a chargeoff taken and are carried at fair value measured on a non-recurring basis. Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2012. Gross charge-offs related to commercial impaired loans were $2.5 million for the year ended December 31, 2012, while gross residential impaired loan charge-offs amounted to $1.7 million.

	Fair Value Measurements at
	December 31, 2011 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)

Other real estate owned	$5,265	-	-	5,265
Impaired Loans:
Commercial real estate	7,457	-	-	7,457
Real estate mortgage - 1 to 4 family:
First mortgages	1,732	-	-	1,732

Carrying amounts and estimated fair values of financial instruments
In accordance with ASC 825, the carrying amounts and estimated fair values of financial instruments, at December 31, 2012 and 2011 are as follows:

(dollars in thousands)		Fair Value Measurements at
	Carrying	December 31, 2012 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$544,016	544,016	-	-	544,016
Securities available for sale	912,092	10	912,082	-	912,092
Held to maturity securities	143,426	-	151,126	-	151,126
Federal Reserve Bank and Federal Home Loan Bank stock	9,632	N/A	N/A	N/A	N/A
Net loans	2,636,806	-	-	2,771,705	2,771,705
Accrued interest receivable	11,752	-	4,114	7,638	11,752
Financial liabilities:
Demand deposits	300,544	300,544	-	-	300,544
Interest bearing deposits	3,503,649	2,426,170	1,079,663	-	3,505,833
Short-term borrowings	159,846	-	159,846	-	159,846
Accrued interest payable	449	103	346	-	449

	As of
(dollars in thousands)	December 31, 2011
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$532,943	532,943
Securities available for sale	908,718	908,718
Held to maturity securities	216,288	224,440
Federal Reserve Bank and Federal Home Loan Bank stock	9,004	N/A
Loans	2,472,586	2,590,803
Accrued interest receivable	13,952	13,952
Financial liabilities:
Demand deposits	267,776	267,776
Interest bearing deposits	3,468,197	3,474,558
Short-term borrowings	147,563	147,563
Accrued interest payable	762	762

Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Summary of actual capital amounts and ratios
Under its prompt corrective action regulations, the OCC is required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution. Such actions could have a direct material effect on an institution's financial statements. As stated above, the Bank has been classified as well capitalized for regulatory purposes, and therefore, these regulations do not apply. The following is a summary of actual capital amounts and ratios as of December 31, 2012 and 2011, for Trustco Bank:

(dollars in thousands)	As of December 31, 2012		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$349,580	8.05%	5.00%	4.00%
Tier 1 risk-based capital	349,580	16.35	6.00	4.00
Total risk-based capital	376,565	17.62	10.00	8.00

(dollars in thousands)	As of December 31, 2011		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$335,759	7.90%	5.00%	4.00%
Tier 1 risk-based capital	335,759	15.75	6.00	4.00
Total risk-based capital	362,648	17.01	10.00	8.00

*Regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized

TrustCo is not currently subject to formal capital requirements; however, under the Dodd-Frank Act, it will become subject to Federal Reserve regulations requiring minimum capital requirements in July 2015. The following is a summary of actual capital amounts and ratios as of December 31, 2012 and 2011 for TrustCo on a consolidated basis, with the calculations done on the same basis as for Trustco Bank.

(dollars in thousands)	As of December 31, 2012
	Amount	Ratio

Leverage capital	$356,687	8.21%
Tier 1 risk-based capital	356,687	16.68
Total risk-based capital	383,678	17.94

(dollars in thousands)	As of December 31, 2011
	Amount	Ratio

Leverage capital	$340,456	8.14%
Tier 1 risk-based capital	340,456	15.97
Total risk-based capital	367,382	17.23

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income [Abstract]
Accumulated other comprehensive income balances, net of tax
The following is a summary of the accumulated other comprehensive income (loss) balances, net of tax:

	Balance at	YTD	Balance at
	12/31/2011	Change	12/31/2012

Net unrealized holding gain (loss) on securities available for sale	$(1,018)	4,773	3,755
Net change in funded status of pension and postretirement benefit plans	(1,475)	(722)	(2,197)

Accumulated other comprehensive income (loss)	$(2,493)	4,051	1,558

	Balance at	YTD	Balance at
	12/31/2010	Change	12/31/2011

Net unrealized holding gain on securities available for sale	$(5,607)	4,589	(1,018)
Net change in funded status of pension and postretirement benefit plans	1,488	(2,963)	(1,475)

Accumulated other comprehensive income	$(4,119)	1,626	(2,493)

	Balance at	YTD	Balance at
	12/31/2009	Change	12/31/2010

Net unrealized holding gain on securities available for sale	$(1,800)	(3,807)	(5,607)
Net change in funded status of pension and postretirement benefit plans	518	970	1,488

Accumulated other comprehensive income	$(1,282)	(2,837)	(4,119)

Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company Only [Abstract]
Statements of Income
Statements of Income

(dollars in thousands)	Years Ended December 31,
Income:	2012	2011	2010

Dividends and interest from subsidiaries	$24,475	19,635	14,128
Net gain on securities transactions	-	45	-
Income from other investments	-	1	3
Total income	24,475	19,681	14,131
Expense:
Operating supplies	105	86	81
Professional services	296	362	599
Miscellaneous expense	737	555	329
Total expense	1,138	1,003	1,009
Income before income taxes and subsidiaries' undistributed earnings	23,337	18,678	13,122
Income tax benefit	(364)	(174)	(343)
Income before subsidiaries' undistributed earnings	23,701	18,852	13,465
Equity in undistributed earnings of subsidiaries	13,833	14,235	15,856
Net income	$37,534	33,087	29,321

Statements of Condition
Statements of Condition
(dollars in thousands)	December 31,
Assets:	2012	2011
Cash in subsidiary bank	$12,950	10,663
Investments in subsidiaries	351,704	333,822
Securities available for sale	10	10
Other assets	178	269
Total assets	364,842	344,764
Liabilities and shareholders' equity:
Accrued expenses and other liabilities	6,044	6,248
Total liabilities	6,044	6,248
Shareholders' equity	358,798	338,516
Total liabilities and shareholders' equity	$364,842	344,764

Statements of Cash Flows
Statements of Cash Flows

	Years Ended December 31,
	2012	2011	2010
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$37,534	33,087	29,321
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(13,833)	(14,235)	(15,856)
Stock based compensation expense	405	287	176
Net gain on securities transactions	-	(45)	-
Net change in other assets and accrued expenses	(158)	(232)	(310)
Total adjustments	(13,586)	(14,225)	(15,990)
Net cash provided by operating activities	23,948	18,862	13,331
Cash flows from investing activities:
Proceeds from sale of securities available for sale	-	372	-
Investment in bank subsidiary	-	(67,000)	-
Purchases of securities available for sale	-	(68)	-
Net cash provided by investing activities	-	(66,696)	-
Cash flows from financing activities:
Dividends paid	(24,574)	(21,320)	(19,447)
Net proceeds from common stock offering	-	67,578	-
Proceeds from sales of treasury stock	2,913	2,900	2,833

Net cash used in financing activities	(21,661)	49,158	(16,614)

Net (decrease) increase in cash and cash equivalents	2,287	1,324	(3,283)

Cash and cash equivalents at beginning of year	10,663	9,339	12,622

Cash and cash equivalents at end of year	$12,950	10,663	9,339

Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basis of Presentation [Abstract]
Number of past due payments on loans classified as nonperforming	3
Non-payment period of loans moved to non-accrual status	90 days
Actual net loss history period used in determining historical loss	4 years
Loan-to-value ratio applicable to additional allowance (in hundredths)	90.00%
Property, Plant and Equipment [Line Items]
Other real estate owned	$ 8.7	$ 5.3
Undistributed earnings	28.1
Age under which retirees can participate in company's medical plan	65 years
Age at which company provides access to medicare supplemental program for retirees	65 years
Number of reportable segment	1
Trust assets under management and not on consolidated financial statements	$ 825	$ 784
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years

Balances at Other Banks (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balances at Other Banks [Abstract]
Balances at Other Banks	$ 75.7	$ 67.1

Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 905,846,000	$ 910,411,000
Gross Unrealized Gains	6,903,000	4,732,000
Gross Unrealized Losses	657,000	6,425,000
Total securities available for sale	912,092,000	908,718,000
Amortized Cost [Abstract]
Due in one year or less	13,392,000
Due in one year through five years	754,117,000
Due after five years through ten years	129,359,000
Due after ten years	8,968,000
Amortized Cost	905,836,000
Fair Value [Abstract]
Due in one year or less	13,462,000
Due in one year through five years	758,752,000
Due after five years through ten years	130,483,000
Due after ten years	9,385,000
Available for sale debt securities, fair value	912,082,000
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	204,463,000	327,327,000
12 months or more - Fair Value	0	20,248,000
Total - Fair Value	204,463,000	347,575,000
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	657,000	5,156,000
12 months or more - Gross Unrealized Loss	0	1,269,000
Total - Gross Unrealized Loss	657,000	6,425,000
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales	154,944,000	47,296,000	261,374,000
Proceeds from calls	1,049,442,000	1,124,649,000	937,061,000
Gross realized gains	2,584,000	1,472,000	3,769,000
Gross realized losses	423,000	44,000	417,000
Income tax expense recognized on net gains on sales and calls of securities available for sale	750,000	500,000	1,200,000
Securities available for sale pledged to secure short-term borrowings and for other purposes	261,100,000	253,500,000
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	143,426,000	216,288,000
Gross Unrecognized Gains	7,700,000	8,580,000
Gross Unrecognized Losses	0	428,000
Fair Value	151,126,000	224,440,000
Amortized Cost [Abstract]
Due in one year or less	25,025,000
Due in one year through five years	104,948,000
Due in five years through ten years	13,453,000
Amortized Cost	143,426,000
Fair Value [Abstract]
Due in one year or less	25,220,000
Due in one year through five years	111,781,000
Due in five years through ten years	14,125,000
Fair Value	151,126,000
Held to maturity unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		28,860,000
12 months or more - Fair Value		0
Total - Fair Value		28,860,000
Held to maturity unrealized loss position - Gross Unrec. Loss [Abstract]
Less than 12 months - Gross Unrec. Loss		428,000
12 months or more - Gross Unrec. Loss		0
Total - Gross Unrec. Loss		428,000
Investment security impairment - Other Than Temporary Impairment [Abstract]
Number of securities in portfolio in unrealized loss position	23
Number of securities in portfolio	237
U. S. government sponsored enterprises [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost		15,000,000
Gross Unrecognized Gains		19,000
Gross Unrecognized Losses		0
Fair Value		15,019,000
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	108,471,000	141,857,000
Gross Unrecognized Gains	5,724,000	7,727,000
Gross Unrecognized Losses	0	46,000
Fair Value	114,195,000	149,538,000
Held to maturity unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		19,328,000
12 months or more - Fair Value		0
Total - Fair Value		19,328,000
Held to maturity unrealized loss position - Gross Unrec. Loss [Abstract]
Less than 12 months - Gross Unrec. Loss		46,000
12 months or more - Gross Unrec. Loss		0
Total - Gross Unrec. Loss		46,000
Corporate bonds [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	34,955,000	59,431,000
Gross Unrecognized Gains	1,976,000	834,000
Gross Unrecognized Losses	0	382,000
Fair Value	36,931,000	59,883,000
Held to maturity unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		9,532,000
12 months or more - Fair Value		0
Total - Fair Value		9,532,000
Held to maturity unrealized loss position - Gross Unrec. Loss [Abstract]
Less than 12 months - Gross Unrec. Loss		382,000
12 months or more - Gross Unrec. Loss		0
Total - Gross Unrec. Loss		382,000
Small Business Administration [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	75,674,000
Fair Value, Total	76,562,000
Federal Home Loan Mortgage Corporation [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	173,337,000
Fair Value, Total	174,609,000
Government National Mortgage Association [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	123,664,000
Fair Value, Total	129,106,000
Federal National Mortgage Association [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	572,970,000
Fair Value, Total	576,347,000
U. S. government sponsored enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	262,063,000	562,588,000
Gross Unrealized Gains	1,055,000	1,171,000
Gross Unrealized Losses	10,000	300,000
Total securities available for sale	263,108,000	563,459,000
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	15,491,000	147,881,000
12 months or more - Fair Value	0	0
Total - Fair Value	15,491,000	147,881,000
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	10,000	300,000
12 months or more - Gross Unrealized Loss	0	0
Total - Gross Unrealized Loss	10,000	300,000
State and political subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	25,815,000	42,812,000
Gross Unrealized Gains	642,000	1,156,000
Gross Unrealized Losses	0	0
Total securities available for sale	26,457,000	43,968,000
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	515,322,000	202,103,000
Gross Unrealized Gains	3,982,000	2,335,000
Gross Unrealized Losses	528,000	415,000
Total securities available for sale	518,776,000	204,023,000
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	178,689,000	107,369,000
12 months or more - Fair Value	0	781,000
Total - Fair Value	178,689,000	108,150,000
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	528,000	369,000
12 months or more - Gross Unrealized Loss	0	46,000
Total - Gross Unrealized Loss	528,000	415,000
Corporate bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	26,312,000	102,248,000
Gross Unrealized Gains	336,000	70,000
Gross Unrealized Losses	119,000	5,710,000
Total securities available for sale	26,529,000	96,608,000
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	10,283,000	72,077,000
12 months or more - Fair Value	0	19,467,000
Total - Fair Value	10,283,000	91,544,000
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	119,000	4,487,000
12 months or more - Gross Unrealized Loss	0	1,223,000
Total - Gross Unrealized Loss	119,000	5,710,000
Small Business Administration-guaranteed participation securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	75,674,000
Gross Unrealized Gains	888,000
Gross Unrealized Losses	0
Total securities available for sale	76,562,000
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	650,000	650,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Total securities available for sale	650,000	650,000
Debt securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	905,836,000	910,401,000
Gross Unrealized Gains	6,903,000	4,732,000
Gross Unrealized Losses	657,000	6,425,000
Total securities available for sale	912,082,000	908,708,000
Equity securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	10,000	10,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Total securities available for sale	$ 10,000	$ 10,000

Loans and Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	$ 2,684,733,000		$ 2,521,303,000
Less: Allowance for loan losses	47,927,000		48,717,000
Net loans	2,636,806,000		2,472,586,000
Due from Officers	8,200,000		9,400,000
New loans	1,800,000
Repayments of loans	3,000,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	52,446,000		48,466,000
Restructured real estate mortgages - 1 to 4 family	231,000		312,000
Total nonperforming loans	52,677,000		48,778,000
Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	219,577,000		248,163,000
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	186,131,000		214,327,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	9,209,000		9,968,000
Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	33,446,000		33,836,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	124,000		13,000
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,460,577,000		2,268,989,000
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,089,978,000		1,908,645,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	37,648,000		34,254,000
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	36,690,000		47,306,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	694,000		1,025,000
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	333,909,000		313,038,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	4,764,000		3,203,000
Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	4,579,000		4,151,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	7,000		3,000
Real Estate Construction Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	37,200,000		32,500,000
Residential Borrowers [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	16,400,000		11,600,000
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	20,800,000		20,900,000
New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,355,966,000	[1]	2,289,884,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	41,927,000		32,804,000
Restructured real estate mortgages - 1 to 4 family	231,000		312,000
Total nonperforming loans	42,158,000		33,116,000
New York and Other States [Member] | Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	200,630,000		222,835,000
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	167,249,000	[1]	189,101,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	6,511,000		4,968,000
New York and Other States [Member] | Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	33,381,000	[1]	33,734,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	124,000		13,000
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	1,814,214,000	[1]	1,731,127,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	30,329,000		24,392,000
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	35,601,000	[1]	46,082,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	694,000		968,000
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	301,338,000	[1]	285,762,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	4,263,000		2,460,000
New York and Other States [Member] | Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	4,183,000	[1]	4,078,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	6,000		3,000
Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	328,767,000		231,419,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	10,519,000		15,662,000
Restructured real estate mortgages - 1 to 4 family	0		0
Total nonperforming loans	10,519,000		15,662,000
Florida [Member] | Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	18,947,000		25,328,000
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	18,882,000		25,226,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	2,698,000		5,000,000
Florida [Member] | Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	65,000		102,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0		0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	275,764,000		177,518,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	7,319,000		9,862,000
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	1,089,000		1,224,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0		57,000
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	32,571,000		27,276,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	501,000		743,000
Florida [Member] | Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	396,000		73,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 1,000		$ 0

[1]	Includes New York, New Jersey, Vermont, and Massachusetts

Loans and Allowance for Loan Losses, Past Due (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	$ 8,115		$ 11,360
60-89 Days Past Due	3,322		4,415
90+ Days Past Due	36,609		41,398
Total 30+ days Past Due	48,046		57,173
Current	2,636,687		2,464,130
Total loans	2,684,733		2,521,303
Loans that are 90 days past due and still accruing interest	0		0
Number of days past due	90 days
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	219,577		248,163
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		1,442
60-89 Days Past Due	0		0
90+ Days Past Due	5,923		8,157
Total 30+ days Past Due	5,923		9,599
Current	180,208		204,728
Total loans	186,131		214,327
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90+ Days Past Due	4		0
Total 30+ days Past Due	4		0
Current	33,442		33,836
Total loans	33,446		33,836
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	2,460,577		2,268,989
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	7,226		8,663
60-89 Days Past Due	2,700		3,815
90+ Days Past Due	26,731		29,267
Total 30+ days Past Due	36,657		41,745
Current	2,053,321		1,866,900
Total loans	2,089,978		1,908,645
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	177		254
60-89 Days Past Due	216		32
90+ Days Past Due	464		917
Total 30+ days Past Due	857		1,203
Current	35,833		46,103
Total loans	36,690		47,306
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	663		971
60-89 Days Past Due	379		564
90+ Days Past Due	3,486		3,055
Total 30+ days Past Due	4,528		4,590
Current	329,381		308,448
Total loans	333,909		313,038
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	49		30
60-89 Days Past Due	27		4
90+ Days Past Due	1		2
Total 30+ days Past Due	77		36
Current	4,502		4,115
Total loans	4,579		4,151
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	7,185		9,336
60-89 Days Past Due	2,841		2,822
90+ Days Past Due	28,078		26,676
Total 30+ days Past Due	38,104		38,834
Current	2,317,862		2,251,050
Total loans	2,355,966	[1]	2,289,884	[1]
New York and Other States [Member] | Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	200,630		222,835
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		400
60-89 Days Past Due	0		0
90+ Days Past Due	3,225		3,157
Total 30+ days Past Due	3,225		3,557
Current	164,024		185,544
Total loans	167,249	[1]	189,101	[1]
New York and Other States [Member] | Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90+ Days Past Due	4		0
Total 30+ days Past Due	4		0
Current	33,377		33,734
Total loans	33,381	[1]	33,734	[1]
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	6,364		7,850
60-89 Days Past Due	2,248		2,313
90+ Days Past Due	21,341		20,294
Total 30+ days Past Due	29,953		30,457
Current	1,784,261		1,700,670
Total loans	1,814,214	[1]	1,731,127	[1]
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	177		186
60-89 Days Past Due	216		32
90+ Days Past Due	464		852
Total 30+ days Past Due	857		1,070
Current	34,744		45,012
Total loans	35,601	[1]	46,082	[1]
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	604		871
60-89 Days Past Due	350		473
90+ Days Past Due	3,044		2,371
Total 30+ days Past Due	3,998		3,715
Current	297,340		282,047
Total loans	301,338	[1]	285,762	[1]
New York and Other States [Member] | Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	40		29
60-89 Days Past Due	27		4
90+ Days Past Due	0		2
Total 30+ days Past Due	67		35
Current	4,116		4,043
Total loans	4,183	[1]	4,078	[1]
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	930		2,024
60-89 Days Past Due	481		1,593
90+ Days Past Due	8,531		14,722
Total 30+ days Past Due	9,942		18,339
Current	318,825		213,080
Total loans	328,767		231,419
Florida [Member] | Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	18,947		25,328
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		1,042
60-89 Days Past Due	0		0
90+ Days Past Due	2,698		5,000
Total 30+ days Past Due	2,698		6,042
Current	16,184		19,184
Total loans	18,882		25,226
Florida [Member] | Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90+ Days Past Due	0		0
Total 30+ days Past Due	0		0
Current	65		102
Total loans	65		102
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	862		813
60-89 Days Past Due	452		1,502
90+ Days Past Due	5,390		8,973
Total 30+ days Past Due	6,704		11,288
Current	269,060		166,230
Total loans	275,764		177,518
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		68
60-89 Days Past Due	0		0
90+ Days Past Due	0		65
Total 30+ days Past Due	0		133
Current	1,089		1,091
Total loans	1,089		1,224
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	59		100
60-89 Days Past Due	29		91
90+ Days Past Due	442		684
Total 30+ days Past Due	530		875
Current	32,041		26,401
Total loans	32,571		27,276
Florida [Member] | Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	9		1
60-89 Days Past Due	0		0
90+ Days Past Due	1		0
Total 30+ days Past Due	10		1
Current	386		72
Total loans	$ 396		$ 73

[1]	Includes New York, New Jersey, Vermont, and Massachusetts

Loans and Allowance for Loan Losses, Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	$ 48,717		$ 41,911		$ 37,591
Loans charged off [Abstract]
Total loan chargeoffs	13,479		12,558		19,868
Recoveries of loans previously charged off [Abstract]
Total recoveries	689		614		988
Net loans charged off	12,790		11,944		18,880
Provision for loan losses	12,000		18,750		23,200
Balance at end of period	47,927		48,717		41,911
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	47,927		48,717
Total ending allowance balance	47,927		48,717		41,911
Loans [Abstract]
Individually evaluated for impairment	26,073		13,711
Collectively evaluated for impairment	2,658,660		2,507,592
Total ending loans balance	2,684,733		2,521,303
Commercial [Member]
Recoveries of loans previously charged off [Abstract]
Balance at end of period	3,771		4,140
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	3,771		4,140
Total ending allowance balance	3,771		4,140
Loans [Abstract]
Individually evaluated for impairment	9,333		9,981
Collectively evaluated for impairment	210,244		238,182
Total ending loans balance	219,577		248,163
Real Estate Mortgage - 1 to 4 Family [Member]
Recoveries of loans previously charged off [Abstract]
Balance at end of period	44,069		44,479
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	44,069		44,479
Total ending allowance balance	44,069		44,479
Loans [Abstract]
Individually evaluated for impairment	16,740		3,730
Collectively evaluated for impairment	2,443,837		2,265,259
Total ending loans balance	2,460,577		2,268,989
Installment [Member]
Recoveries of loans previously charged off [Abstract]
Balance at end of period	87		98
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	87		98
Total ending allowance balance	87		98
Loans [Abstract]
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	4,579		4,151
Total ending loans balance	4,579		4,151
New York and Other States [Member]
Loans [Abstract]
Total ending loans balance	2,355,966	[1]	2,289,884	[1]
New York and Other States [Member] | Commercial [Member]
Loans charged off [Abstract]
Total loan chargeoffs	1,307		171		141
Recoveries of loans previously charged off [Abstract]
Total recoveries	112		55		34
Loans [Abstract]
Total ending loans balance	200,630		222,835
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Loans charged off [Abstract]
Total loan chargeoffs	6,919		4,315		3,754
Recoveries of loans previously charged off [Abstract]
Total recoveries	375		477		700
New York and Other States [Member] | Installment [Member]
Loans charged off [Abstract]
Total loan chargeoffs	128		80		150
Recoveries of loans previously charged off [Abstract]
Total recoveries	49		43		95
Loans [Abstract]
Total ending loans balance	4,183	[1]	4,078	[1]
Florida [Member]
Loans [Abstract]
Total ending loans balance	328,767		231,419
Florida [Member] | Commercial [Member]
Loans charged off [Abstract]
Total loan chargeoffs	1,192		1,000		4,940
Recoveries of loans previously charged off [Abstract]
Total recoveries	26		4		69
Loans [Abstract]
Total ending loans balance	18,947		25,328
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Loans charged off [Abstract]
Total loan chargeoffs	3,920		6,990		10,878
Recoveries of loans previously charged off [Abstract]
Total recoveries	127		34		89
Florida [Member] | Installment [Member]
Loans charged off [Abstract]
Total loan chargeoffs	13		2		5
Recoveries of loans previously charged off [Abstract]
Total recoveries	0		1		1
Loans [Abstract]
Total ending loans balance	$ 396		$ 73

[1]	Includes New York, New Jersey, Vermont, and Massachusetts

Loans and Allowance for Loan Losses, Impaired Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired loans by loans class [Abstract]
Recorded Investment	$ 26,073	$ 13,711	$ 14,360
Unpaid Principal Balance	30,566	19,632	19,855
Related Allowance	0	0	0
Average Recorded Investment	19,358	13,985	13,634
Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	9,209	9,968	13,898
Unpaid Principal Balance	11,059	14,726	19,015
Related Allowance	0	0	0
Average Recorded Investment	11,486	11,972	13,081
Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	124	13	126
Unpaid Principal Balance	124	32	189
Related Allowance	0	0	0
Average Recorded Investment	107	56	180
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	14,436	3,579	336
Unpaid Principal Balance	16,808	4,600	516
Related Allowance	0	0	0
Average Recorded Investment	7,023	1,888	373
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	623	151	0
Unpaid Principal Balance	664	199	58
Related Allowance	0	0	0
Average Recorded Investment	260	69	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	1,681	0	0
Unpaid Principal Balance	1,911	75	77
Related Allowance	0	0	0
Average Recorded Investment	482	0	0
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	21,855	8,006	6,079
Unpaid Principal Balance	23,835	9,289	7,057
Related Allowance	0	0	0
Average Recorded Investment	12,515	6,987	4,344
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	6,511	4,968	5,617
Unpaid Principal Balance	7,169	5,684	6,217
Related Allowance	0	0	0
Average Recorded Investment	5,615	5,198	3,792
New York and Other States [Member] | Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	124	13	126
Unpaid Principal Balance	124	32	189
Related Allowance	0	0	0
Average Recorded Investment	107	56	179
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	12,964	2,874	336
Unpaid Principal Balance	14,143	3,299	516
Related Allowance	0	0	0
Average Recorded Investment	6,075	1,664	373
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	623	151	0
Unpaid Principal Balance	664	199	58
Related Allowance	0	0	0
Average Recorded Investment	260	69	0
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	1,633	0	0
Unpaid Principal Balance	1,735	75	77
Related Allowance	0	0	0
Average Recorded Investment	458	0	0
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	4,218	5,705	8,281
Unpaid Principal Balance	6,731	10,343	12,798
Related Allowance	0	0	0
Average Recorded Investment	6,843	6,998	9,290
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,698	5,000	8,281
Unpaid Principal Balance	3,890	9,042	12,798
Related Allowance	0	0	0
Average Recorded Investment	5,871	6,774	9,289
Florida [Member] | Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	1
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	1,472	705	0
Unpaid Principal Balance	2,665	1,301	0
Related Allowance	0	0	0
Average Recorded Investment	948	224	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	48
Unpaid Principal Balance	176
Related Allowance	0
Average Recorded Investment	$ 24

Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Real Estate Mortgage - 1 to 4 Family [Member]	Sep. 30, 2012 Real Estate Mortgage - 1 to 4 Family [Member]	Dec. 31, 2012 New York and Other States [Member]	Dec. 31, 2011 New York and Other States [Member]	Dec. 31, 2012 New York and Other States [Member] Commercial [Member] Commercial Real Estate [Member]	Dec. 31, 2011 New York and Other States [Member] Commercial [Member] Commercial Real Estate [Member]	Dec. 31, 2012 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member]	Dec. 31, 2011 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member]	Dec. 31, 2012 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Loans [Member]	Dec. 31, 2011 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Loans [Member]	Dec. 31, 2012 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Lines of Credit [Member]	Dec. 31, 2012 Florida [Member]	Dec. 31, 2011 Florida [Member]	Dec. 31, 2012 Florida [Member] Commercial [Member] Commercial Real Estate [Member]	Dec. 31, 2011 Florida [Member] Commercial [Member] Commercial Real Estate [Member]	Dec. 31, 2012 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member]	Dec. 31, 2011 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member]	Dec. 31, 2012 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Lines of Credit [Member]
Financing Receivable, Modifications [Line Items]
TDR's classifications from previously performing loans	$ 4,000,000		$ 10,600,000	$ 10,100,000
Collateral deficiency charge-offs for TDR's reclassifications	804,000
Chargeoffs on loans identified as TDR's		1,700,000
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts					143	26	2	1	95	21	16	4	30	14	6	0	0	12	6	2
Pre-Modification Outstanding Recorded Investment					12,895,000	3,009,000	138,000	91,000	10,636,000	2,758,000	488,000	160,000	1,633,000	1,313,000	852,000	0	0	1,265,000	852,000	48,000
Post-Modification Outstanding Recorded Investment					12,895,000	2,759,000	138,000	90,000	10,636,000	2,518,000	488,000	151,000	1,633,000	1,313,000	705,000	0	0	1,265,000	705,000	48,000
Loans modified for which there was payment default [Abstract]
Number of Contracts					29	17	0	1	22	13	2	3	5	7	6	0	0	6	6	1
Recorded Investment					2,487,000	1,932,000	0	90,000	2,265,000	1,729,000	13,000	113,000	209,000	652,000	705,000	0	0	605,000	705,000	47,000
Deferral period of past due loans		60 months
Number of days past due when loans loans are considered to be in payment default		90 days
Contractual past due period for loans to be in payment default		30 days
Non-homogeneous loans over		$ 150,000

Loans and Allowance for Loan Losses, Risk Category of Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	$ 2,684,733		$ 2,521,303
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	219,577		248,163
Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	186,131		214,327
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	33,446		33,836
New York and Other States [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	2,355,966	[1]	2,289,884	[1]
New York and Other States [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	200,630		222,835
New York and Other States [Member] | Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	189,048		215,438
New York and Other States [Member] | Commercial [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	11,582		7,397
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	167,249	[1]	189,101	[1]
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	155,981		181,717
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	11,268		7,384
New York and Other States [Member] | Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	33,381	[1]	33,734	[1]
New York and Other States [Member] | Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	33,067		33,721
New York and Other States [Member] | Commercial [Member] | Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	314		13
Florida [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	328,767		231,419
Florida [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	18,947		25,328
Florida [Member] | Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	12,519		17,728
Florida [Member] | Commercial [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	6,428		7,600
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	18,882		25,226
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	12,454		17,626
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	6,428		7,600
Florida [Member] | Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	65		102
Florida [Member] | Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	65		102
Florida [Member] | Commercial [Member] | Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	$ 0		$ 0

[1]	Includes New York, New Jersey, Vermont, and Massachusetts

Bank Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	$ 98,703,000	$ 94,668,000
Accumulated depreciation and amortization	(62,464,000)	(57,662,000)
Total	36,239,000	37,006,000
Depreciation and amortization expense	5,000,000	4,800,000	4,700,000
Rental expense of the Bank's premises incurred during the period in accordance with certain operating leases	6,900,000	6,800,000	6,700,000
Land [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	2,413,000	2,413,000
Building [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	29,584,000	28,716,000
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	42,636,000	41,283,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	$ 24,070,000	$ 22,256,000

Deposits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense, Deposits [Abstract]
Interest-bearing checking account	$ 315	$ 285	$ 595
Savings accounts	3,872	3,788	3,356
Time deposits and money market accounts	14,313	20,597	29,271
Total interest expense	18,500	24,670	33,222
Maturities of Time Deposits [Abstract]
Under 1 year	789,726
1 to 2 years	250,489
2 to 3 years	28,038
3 to 4 years	4,771
4 to 5 years	4,196
Over 5 years	259
Time Deposits, Total	$ 1,077,479

Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Amount outstanding at end of year	$ 159,846	$ 147,563
Cash Management [Member]
Short-term Debt [Line Items]
Amount outstanding at end of year	159,846	147,563	124,615
Maximum amount outstanding at any month end	166,374	148,002	130,996
Average amount outstanding	$ 152,982	$ 133,803	$ 119,213
Weighted average interest rate, For the year (in hundredths)	0.96%	1.18%	1.49%
Weighted average interest rate, As of year end (in hundredths)	0.89%	1.13%	1.40%

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense:
Federal	$ 19,122,000	$ 19,613,000	$ 13,001,000
State	1,879,000	2,020,000	1,009,000
Total current tax Expense	21,001,000	21,633,000	14,010,000
Deferred tax expense (benefit)	1,440,000	(2,336,000)	581,000
Total income tax expense	22,441,000	19,297,000	14,591,000
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(4,736,000)	(3,467,000)
Difference in reporting the allowance for loan losses, net	22,710,000	22,389,000
Other income or expense not yet reported for tax purposes	2,582,000	2,321,000
Depreciable assets	(1,413,000)	(1,288,000)
Other items	801,000	1,429,000
Net deferred tax assets at end of year	19,944,000	21,384,000	19,048,000
Net deferred tax assets at beginning of year	21,384,000	19,048,000
Deferred tax expense (benefit)	1,440,000	(2,336,000)	581,000
Deferred tax liability, unrealized gains on available-for-sale securities	2,500,000
Deferred tax assets, unrealized losses on available-for-sale securities		675,000
Deferred tax assets, unrecognized overfunded position in company's pension and postretirement benefit plans	1,500,000
Deferred tax liability, unrecognized overfunded position in company's pension and postretirement benefit plans		979,000
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate (in hundredths)	35.00%	35.00%	35.00%
Increase/(decrease) in taxes resulting from: [Abstract]
Tax exempt income (in hundredths)	(0.70%)	(1.60%)	(2.70%)
State income tax (including alternative minimum tax), net of federal tax benefit (in hundredths)	2.30%	2.00%	1.30%
Other items (in hundredths)	0.80%	1.40%	(0.40%)
Effective income tax rate (in hundredths)	37.40%	36.80%	33.20%
Unrecognized tax benefit with respect to probability of collection		450,000
Unrecognized pre-tax benefit and changes in those benefits [Roll Forward]
Unrecognized tax benefit, beginning balance	905,000	905,000
Amount paid to taxing authorities and amount reducing tax expense		0
Decrease in prior unrecognized tax benefits	(342,000)
Lapse of statute of limitations	(350,000)
Unrecognized tax benefit, ending balance	$ 213,000	$ 905,000	$ 905,000
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2008
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2012
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2008
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2012

Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions used to determine net periodic pension expense [Abstract]
Rabbi Trust	$ 5,700,000	$ 5,700,000
Change in component of other comprehensive income related to the retirement plan and the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	1,244,000	4,753,000	(1,827,000)
Amortization of net actuarial gain (loss)	(306,000)	(85,000)	(188,000)
Amortization of prior service credit	262,000	262,000	403,000
Total	1,200,000	4,930,000
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	447,000	274,000	176,000
Number of awards in prior years (in shares)	3,200,000
Weighted average strike price (in dollars per share)	$ 7.95
Assumption used to determine fair value of options [Abstract]
Stock price (in dollars per share)	$ 5.28
Information about total stock options outstanding, Range of exercise price [Abstract]
Options Outstanding (in shares)	2,892,000
Weighted Average Remaining Contractual Life	4 years 10 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.58
Information about total stock options exercisable, Range of exercise price [Abstract]
Options Outstanding and Exercisable (in shares)	2,144,600
Weighted Average Remaining Contractual Life	3 years 6 months
Weighted Average Exercise Price (in dollars per share)	$ 11.01
Income tax benefit related to stock-based compensation	156,000	100,000	62,000
Between $5.14 and $10.00 [Member]
Information about total stock options outstanding, Range of exercise price [Abstract]
Options Outstanding (in shares)	1,754,000
Weighted Average Remaining Contractual Life	6 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 7.41
Information about total stock options exercisable, Range of exercise price [Abstract]
Options Outstanding and Exercisable (in shares)	1,006,600
Weighted Average Remaining Contractual Life	5 years 3 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 8.83
Greater than $10.00 [Member]
Information about total stock options outstanding, Range of exercise price [Abstract]
Options Outstanding (in shares)	1,138,000
Weighted Average Remaining Contractual Life	2 years
Weighted Average Exercise Price (in dollars per share)	$ 12.93
Information about total stock options exercisable, Range of exercise price [Abstract]
Options Outstanding and Exercisable (in shares)	1,138,000
Weighted Average Remaining Contractual Life	2 years
Weighted Average Exercise Price (in dollars per share)	$ 12.93
Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Option's maximum term	10Y
Summary of the status of company's stock option, Outstanding options [Roll Forward]
Beginning balance (in shares)	3,115,750
New options awarded (in shares)	273,500		0
Expired options (in shares)	(485,250)
Cancelled options (in shares)	(12,000)
Exercised options (in shares)	0	0	0
Options became exercisable (in shares)	0
Ending balance (in shares)	2,892,000	3,115,750
Summary of the status of company's stock option, Exercisable options [Roll Forward]
Beginning balance (in shares)	2,350,650
New options awarded (in shares)	0
Expired options (in shares)	(485,250)
Cancelled options (in shares)	(12,000)
Exercised options (in shares)	0
Options became exercisable (in shares)	291,200
Ending balance (in shares)	2,144,600	2,350,650
Weighted average option price, Outstanding options [Roll Forward]
Beginning balance (in dollars per share)	$ 10.32
New options awarded (in dollars per share)	$ 5.17
Expired options (in dollars per share)	$ 11.83
Cancelled options (in dollars per share)	$ 9.91
Exercised option (in dollars per share)	$ 0
Options became exercisable (in dollars per share)	$ 0
Ending balance (in dollars per share)	$ 9.58	$ 10.32
Weighted average option price, Exercisable options [Roll Forward]
Beginning balance (in dollars per share)	$ 11.56
New options awarded (in dollars per share)	$ 0
Expired options (in dollars per share)	$ 11.83
Cancelled (in dollars per share)	$ 9.91
Exercised option (in dollars per share)	$ 0
Options became exercisable (in dollars per share)	$ 7.85
Ending balance (in dollars per share)	$ 11.01	$ 11.56
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized stock-based compensation expense related to non-vested stock options	494,000
Unrecognized compensation expense, period of recognition	4 years 1 month 6 days
Weighted average fair value of stock options granted (in dollars per share)	$ 0.76	$ 0.98
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)	273,500		0
Stock Options [Member] | Minimum [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Award vesting period	4 years
Stock Options [Member] | Maximum [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Award vesting period	5 years
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	170,000	28,000
Award vesting period		3 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)		99,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized stock-based compensation expense	333,000	515,000
Unrecognized compensation expense, period of recognition	2 years	3 years
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)		99,000
Shares vested after term (in hundredths)		100.00%
Awards granted, fair value		$ 5.14
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	21,000
Award vesting period	3 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)	72,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized stock-based compensation expense	412,000
Unrecognized compensation expense, period of recognition	3 years
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)	72,000
Shares vested after term (in hundredths)	100.00%
Awards granted, fair value	$ 5.17
Performance Bonus Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	19,000
Award vesting period	3 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)	65,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized stock-based compensation expense	325,000
Unrecognized compensation expense, period of recognition	3 years
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)	65,000
Shares vested after term (in hundredths)	100.00%
Awards granted, fair value	$ 5.17
Liability Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	42,000
Equity Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	405,000
401(k) Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Employer matching contribution, first match (in hundredths)	100.00%
Aggregate salary contribution matched by employer, first match (in hundredths)	3.00%
Employer matching contribution, next matched (in hundredths)	50.00%
Aggregate salary contribution matched by employer, next match (in hundredths)	3.00%
Expense related to 401(k) plan	601,000	461,000	435,000
Employees' Plan [Member]
Assumption used to determine fair value of options [Abstract]
Expected dividend yield (in hundredths)	5.08%	5.11%
Risk-free interest rate (in hundredths)	0.80%	1.90%
Expected volatility rate (in hundredths)	30.18%	26.64%
Expected lives	5 years	7 years 6 months
Directors' Plan [Member]
Assumption used to determine fair value of options [Abstract]
Expected dividend yield (in hundredths)		5.11%
Risk-free interest rate (in hundredths)		1.59%
Expected volatility rate (in hundredths)		28.50%
Expected lives		6 years
Directors' Plan [Member] | Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	12,000	2,000
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)		7,000
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)		7,000
Directors' Plan [Member] | Restricted Shares Units [Member]
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)	11,000
Assumption used to determine fair value of options [Abstract]
Shares issued (in shares)	11,000
Directors' Plan [Member] | Liability Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	3,000
Executive Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Expense for officers and executive incentive plan	1,600,000	1,300,000	746,000
2010 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,000,000
2004 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,000,000
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	0	13,000	0
Shares available for grant (in shares)	250,000
2004 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	200,000
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Requisite minimum period of employment	1 year
Requisite minimum hours of service (in hours)	1,000
Number of consecutive years in highest compensation preceding retirement	5
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation: [Roll Forward]
Projected benefit obligation at beginning of year	29,283,000	27,115,000
Service cost	55,000	45,000	57,000
Interest cost	1,426,000	1,515,000	1,498,000
Benefits paid	(2,036,000)	(1,605,000)
Net actuarial loss (gain)	3,262,000	2,213,000
Projected benefit obligation at end of year	31,990,000	29,283,000	27,115,000
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at beginning of year	30,278,000	31,373,000
Actual gain on plan assets	3,342,000	510,000
Company contributions	3,000,000	0
Benefits paid	(2,036,000)	(1,605,000)
Fair value of plan assets at end of year	34,584,000	30,278,000	31,373,000
Funded status at end of year	2,593,000	995,000
Amounts recognized in accumulated other comprehensive income: [Abstract]
Net actuarial gain	9,486,000	7,987,000
Components of the net periodic pension (credit) expense and other amounts recognized in other comprehensive income: [Abstract]
Service Cost	55,000	45,000	57,000
Interest cost	1,426,000	1,515,000	1,498,000
Expected return on plan assets	(1,912,000)	(1,985,000)	(1,814,000)
Amortization of net actuarial gain	335,000	156,000	203,000
Net periodic benefit (credit)	(96,000)	(269,000)	(56,000)
Amortization of net loss	(335,000)	(156,000)	(203,000)
Net actuarial (gain) / loss included in other comprehensive income	1,832,000	3,689,000	(992,000)
Amounts recognized in other comprehensive income	1,497,000	3,533,000	(1,195,000)
Total amount recognized in net periodic benefit (credit) cost and other comprehensive income	1,401,000	3,264,000	(1,251,000)
Amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	(589,000)
Estimated future benefit payments [Abstract]
2013	1,678,000
2014	1,705,000
2015	1,723,000
2016	1,752,000
2017	1,759,000
2018 - 2022	9,213,000
Assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	4.07%	5.17%	5.62%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate (in hundredths)	5.17%	5.62%	5.82%
Expected long-term rate of return on assets (in hundredths)	6.50%	6.50%	6.50%
Change in benefit obligation: [Abstract]
Service cost	55,000	45,000	57,000
Interest cost	1,426,000	1,515,000	1,498,000
Benefits paid	(2,036,000)	(1,605,000)
Net actuarial gain	3,262,000	2,213,000
Components of the net periodic expense (credit) and other amounts recognized in other comprehensive income [Abstract]
Service Cost	55,000	45,000	57,000
Interest cost	1,426,000	1,515,000	1,498,000
Expected return on plan assets	(1,912,000)	(1,985,000)	(1,814,000)
Amortization of net actuarial gain	335,000	156,000	203,000
Net periodic benefit (credit)	(96,000)	(269,000)	(56,000)
Net (gain) loss	1,832,000	3,689,000	(992,000)
Amortization of net gain	(335,000)	(156,000)	(203,000)
Amounts recognized in other comprehensive income	1,497,000	3,533,000	(1,195,000)
Total amount recognized in net periodic benefit cost and other comprehensive income	1,401,000	3,264,000	(1,251,000)
Change in component of other comprehensive income related to the retirement plan and the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	1,834,000	3,689,000
Amortization of net actuarial gain (loss)	(335,000)	(156,000)
Amortization of prior service credit	0	0
Total	1,499,000	3,533,000
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	100.00%	100.00%
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	34,584,000	30,278,000	31,373,000
Retirement Plan [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	34,584,000	30,278,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	34,584,000	30,278,000
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	25,384,000	20,546,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	25,384,000	20,546,000
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	9,200,000	9,732,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	9,200,000	9,732,000
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	2,114,000	870,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	2,114,000	870,000
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	2,114,000	870,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	2,114,000	870,000
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Equity securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	65.00%	64.00%
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	22,599,000	19,232,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	22,599,000	19,232,000
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	22,599,000	19,232,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	22,599,000	19,232,000
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,574,000	6,422,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,574,000	6,422,000
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,574,000	6,422,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,574,000	6,422,000
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Debt securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	29.00%	33.00%
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,626,000	3,310,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,626,000	3,310,000
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,626,000	3,310,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,626,000	3,310,000
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	671,000	444,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	671,000	444,000
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	671,000	444,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	671,000	444,000
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Retirement Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	6.00%	3.00%
Post-Retirement Benefits Plan [Member]
Change in benefit obligation: [Roll Forward]
Service cost	33,000	26,000	31,000
Interest cost	97,000	98,000	62,000
Benefits paid	(48,000)	(25,000)
Net actuarial loss (gain)	323,000	192,000
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at beginning of year	13,662,000	13,554,000
Actual gain on plan assets	1,364,000	108,000
Company contributions	48,000	25,000
Benefits paid	(48,000)	(25,000)
Fair value of plan assets at end of year	15,026,000	13,662,000	13,554,000
Funded status at end of year	12,613,000	11,654,000
Amounts recognized in accumulated other comprehensive income: [Abstract]
Net actuarial gain	(2,125,000)	(1,564,000)
Prior service credit	(3,706,000)	(3,968,000)
Amounts recognized in accumulated other comprehensive income, Total	(5,831,000)	(5,532,000)
Components of the net periodic pension (credit) expense and other amounts recognized in other comprehensive income: [Abstract]
Service Cost	33,000	26,000	31,000
Interest cost	97,000	98,000	62,000
Expected return on plan assets	(451,000)	(447,000)	(407,000)
Amortization of net actuarial gain	(29,000)	(71,000)	(15,000)
Net periodic benefit (credit)	(612,000)	(656,000)	(732,000)
Amortization of net loss	29,000	71,000	15,000
Net actuarial (gain) / loss included in other comprehensive income	(590,000)	531,000	(836,000)
Amounts recognized in other comprehensive income	(299,000)	1,397,000	(418,000)
Total amount recognized in net periodic benefit (credit) cost and other comprehensive income	(911,000)	741,000	(1,150,000)
Amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	321,000
Estimated future benefit payments [Abstract]
2013	61,000
2014	55,000
2015	58,000
2016	61,000
2017	64,000
2018 - 2022	435,000
Assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	4.07%	5.17%	5.62%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate (in hundredths)	5.17%	5.62%	5.82%
Expected long-term rate of return on assets (in hundredths)	3.30%	3.30%	3.30%
Age below which retirees are permitted to participate in company medical plan by making certain payments	65 years
Age at which the bank provides medicare supplemental program to retirees	65 years
Change in benefit obligation: [Abstract]
Accumulated benefit obligation at beginning of year	2,008,000	1,184,000
Service cost	33,000	26,000	31,000
Interest cost	97,000	98,000	62,000
Prior service cost	0	533,000
Benefits paid	(48,000)	(25,000)
Net actuarial gain	323,000	192,000
Accumulated benefit obligation at end of year	2,413,000	2,008,000	1,184,000
Components of the net periodic expense (credit) and other amounts recognized in other comprehensive income [Abstract]
Service Cost	33,000	26,000	31,000
Interest cost	97,000	98,000	62,000
Expected return on plan assets	(451,000)	(447,000)	(407,000)
Amortization of net actuarial gain	(29,000)	(71,000)	(15,000)
Amortization of prior service cost	(262,000)	(262,000)	(403,000)
Net periodic benefit (credit)	(612,000)	(656,000)	(732,000)
Net (gain) loss	(590,000)	531,000	(836,000)
Prior service cost	0	533,000	0
Amortization of prior service cost	262,000	262,000	403,000
Amortization of net gain	29,000	71,000	15,000
Amounts recognized in other comprehensive income	(299,000)	1,397,000	(418,000)
Total amount recognized in net periodic benefit cost and other comprehensive income	(911,000)	741,000	(1,150,000)
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on in assumed health care cost	485,000
Effect of one percentage point decrease on in assumed health care cost	375,000
Change in component of other comprehensive income related to the retirement plan and the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(590,000)	1,064,000
Amortization of net actuarial gain (loss)	29,000	71,000
Amortization of prior service credit	262,000	262,000
Total	(299,000)	1,397,000
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	100.00%	100.00%
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	15,026,000	13,662,000	13,554,000
Post-Retirement Benefits Plan [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	15,026,000	13,662,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	15,026,000	13,662,000
Post-Retirement Benefits Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	10,866,000	9,552,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	10,866,000	9,552,000
Post-Retirement Benefits Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,160,000	4,110,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,160,000	4,110,000
Post-Retirement Benefits Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	1,148,000	1,001,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	1,148,000	1,001,000
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	1,148,000	1,001,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	1,148,000	1,001,000
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | Equity securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	64.00%	63.00%
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	9,718,000	8,551,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	9,718,000	8,551,000
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	9,718,000	8,551,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	9,718,000	8,551,000
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,160,000	4,110,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,160,000	4,110,000
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	4,160,000	4,110,000
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	4,160,000	4,110,000
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status: [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair value of plan assets by asset category [Abstract]
Total Plan Assets, Fair Value	0	0
Post-Retirement Benefits Plan [Member] | Debt securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	28.00%	30.00%
Post-Retirement Benefits Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	8.00%	7.00%
Supplementary Pension Plan [Member]
Assumptions used to determine net periodic pension expense [Abstract]
Accumulated benefit obligation	5,600,000	5,600,000
Plan expense	$ 823,000	$ 647,000	$ 610,000
Pension and Postretirement Plans [Member] | Equity securities [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum (in hundredths)	50.00%
Prescribed target allocation range, maximum (in hundredths)	70.00%
Pension and Postretirement Plans [Member] | Debt securities [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum (in hundredths)	25.00%
Prescribed target allocation range, maximum (in hundredths)	40.00%
Pension and Postretirement Plans [Member] | Other [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum (in hundredths)	0.00%
Prescribed target allocation range, maximum (in hundredths)	10.00%

Commitments and Contingent Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating leases with minimum rental commitments [Abstract]
2013	$ 6,584,000
2014	6,523,000
2015	6,156,000
2016	5,961,000
2017	5,635,000
2018 and after	43,612,000
Total	74,471,000
Outsourced service expense	5,122,000	5,100,000	5,458,000
Contractual Obligation [Abstract]
Outsource Service expense, minimum payment	5,000,000
Outsource Service expense, maximum payment	$ 6,000,000

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 37,534	$ 33,087	$ 29,321
Less: Net income allocated to participating securities	43	5
Net income allocated to common shareholders	37,491	33,082	29,321
Basic EPS [Abstract]
Distributed earnings allocated to common stock	24,607	22,389
Undistributed earnings allocated to common stock	12,884	10,693
Net income allocated to common shareholders	37,491	33,082	29,321
Weighted average common shares outstanding including participating securities basic (in shares)	93,739,000	85,086,000	76,935
Less: Participating securities (in shares)	106,000	14,000
Weighted average common shares (in shares)	93,633,000	85,072,000
Basic EPS (in dollars per share)	$ 0.4	$ 0.389	$ 0.381
Diluted EPS [Abstract]
Net income allocated to common shareholders	37,491	33,082
Weighted average common shares for basic EPS (in shares)	93,633,000	85,072,000
Effect of Dilutive Securities [Abstract]
Stock Options - Income			$ 0
Stock Options - Weighted Average Shares Outstanding (in shares)	4,000	0	0
Stock Options - Per Share Amounts (in dollars per share)			$ 0
Weighted average common shares including potential dilutive shares (in shares)	93,637,000	85,072,000
Diluted EPS (in dollars per share)	$ 0.4	$ 0.389	$ 0.381
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of antidilutive stock options excluded from diluted earnings per share (in shares)	2,900,000	2,800,000	3,000,000

Off-Balance Sheet Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 388.2	$ 356.4
Variable rate product commitments (in hundredths)	84.00%	81.00%
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 5.6	$ 7.1
Off balance sheet instrument term	12 months

Fair Value of Financial Instruments, Part 1 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities available-for sale [Abstract]
Total securities available for sale	$ 912,092,000	$ 908,718,000
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned, commercial real estate	4,800,000	1,700,000
Other real estate owned, residential real estate properties	3,900,000	3,600,000
Valuation charge on other real estate owned	1,100,000	3,500,000
Impaired loans [Abstract]
Impaired loans	26,073,000	13,711,000	14,360,000
Collateral dependent impaired loans	10,800,000	9,200,000
Gross charge offs, commercial impaired loans	2,500,000	1,100,000
Gross charge offs, residential impaired loans	1,700,000	1,400,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
Total securities available for sale	10,000
Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
Total securities available for sale	912,082,000
Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
Total securities available for sale	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage-backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration-guaranteed participation securities	0
Other securities	10,000	10,000
Total securities available for sale	10,000	10,000
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	263,108,000	563,459,000
State and political subdivisions	26,457,000	43,968,000
Mortgage-backed securities and collateralized mortgage obligations - residential	518,776,000	204,023,000
Corporate bonds	26,529,000	96,608,000
Small Business Administration-guaranteed participation securities	76,562,000
Other securities	650,000	650,000
Total securities available for sale	912,082,000	908,708,000
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage-backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration-guaranteed participation securities	0
Other securities	0	0
Total securities available for sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	263,108,000	563,459,000
State and political subdivisions	26,457,000	43,968,000
Mortgage-backed securities and collateralized mortgage obligations - residential	518,776,000	204,023,000
Corporate bonds	26,529,000	96,608,000
Small Business Administration-guaranteed participation securities	76,562,000
Other securities	660,000	660,000
Total securities available for sale	912,092,000	908,718,000
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage 1 to 4 family: first mortgage	0	0
Home Equity Loans	0
Home Equity Lines of Credit	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage 1 to 4 family: first mortgage	0	0
Home Equity Loans	0
Home Equity Lines of Credit	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	8,705,000	5,265,000
Impaired loans [Abstract]
Commercial real estate	4,690,000	7,457,000
Real estate mortgage 1 to 4 family: first mortgage	5,421,000	1,732,000
Home Equity Loans	67,000
Home Equity Lines of Credit	581,000
Nonrecurring [Member] | Carrying Value [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	8,705,000	5,265,000
Impaired loans [Abstract]
Commercial real estate	4,690,000	7,457,000
Real estate mortgage 1 to 4 family: first mortgage	5,421,000	1,732,000
Home Equity Loans	67,000
Home Equity Lines of Credit	$ 581,000

Fair Value of Financial Instruments, Part 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets [Abstract]
Cash and cash equivalents	$ 544,016	$ 532,943	$ 444,250	$ 145,894
Securities available for sale	912,092	908,718
Held to maturity securities	151,126
Net loans	2,771,705
Accrued interest receivable	11,752
Financial liabilities [Abstract]
Demand deposits	300,544
Interest bearing deposits	3,505,833
Short-term borrowings	159,846
Accrued interest payable	449
Fair Value Measurements Using Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	544,016
Securities available for sale	10
Held to maturity securities	0
Net loans	0
Accrued interest receivable	0
Financial liabilities [Abstract]
Demand deposits	300,544
Interest bearing deposits	2,426,170
Short-term borrowings	0
Accrued interest payable	103
Fair Value Measurements Using Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0
Securities available for sale	912,082
Held to maturity securities	151,126
Net loans	0
Accrued interest receivable	4,114
Financial liabilities [Abstract]
Demand deposits	0
Interest bearing deposits	1,079,663
Short-term borrowings	159,846
Accrued interest payable	346
Fair Value Measurements Using Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0
Securities available for sale	0
Held to maturity securities	0
Net loans	2,771,705
Accrued interest receivable	7,638
Financial liabilities [Abstract]
Demand deposits	0
Interest bearing deposits	0
Short-term borrowings	0
Accrued interest payable	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	544,016	532,943
Securities available for sale	912,092	908,718
Held to maturity securities	143,426	216,288
Federal Reserve Bank and Federal Home Loan Bank stock	9,632	9,004
Net loans	2,636,806	2,472,586
Accrued interest receivable	11,752	13,952
Financial liabilities [Abstract]
Demand deposits	300,544	267,776
Interest bearing deposits	3,503,649	3,468,197
Short-term borrowings	159,846	147,563
Accrued interest payable	449	762
Fair Value [Member]
Financial assets [Abstract]
Cash and cash equivalents		532,943
Securities available for sale		908,718
Held to maturity securities		224,440
Net loans		2,590,803
Accrued interest receivable		13,952
Financial liabilities [Abstract]
Demand deposits		267,776
Interest bearing deposits		3,474,558
Short-term borrowings		147,563
Accrued interest payable		$ 762

Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	$ 356,687	$ 340,456
Total risk-based capital	383,678	367,382
Risk Based Ratios [Abstract]
Tier 1 risk-based capital, ratio (in hundredths)	16.68%	15.97%
Total risk-based capital, ratio (in hundredths)	17.94%	17.23%
Leverage Capital [Abstract]
Leverage Capital	356,687	340,456
Tier One Risk Based Capital	356,687	340,456
Total risk-based capital	383,678	367,382
Leverage Ratios [Abstract]
Leverage Capital, ratio (in hundredths)	8.21%	8.14%
Tier 1 risk-based capital, ratio (in hundredths)	16.68%	15.97%
Total risk-based capital, ratio (in hundredths)	17.94%	17.23%
Leverage ratio for the most highly rated institutions (in hundredths)	3.00%
Trustco Bank [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 (core) capital	349,580	335,759
Tier One Risk Based Capital	349,580	335,759
Total risk-based capital	376,565	362,648
Risk Based Ratios [Abstract]
Tier 1 (core) capital, ratio (in hundredths)	8.05%	7.90%
Tier 1 (core) capital, Well Capitalized (in hundredths)	5.00%	5.00%
Tier 1 (core) capital, Adequately Capitalized (in hundredths)	4.00%	4.00%
Tier 1 risk-based capital, ratio (in hundredths)	16.35%	15.75%
Tier 1 risk-based capital, Well Capitalized (in hundredths)	6.00%	6.00%
Tier 1 risk-based capital, Adequately Capitalized (in hundredths)	4.00%	4.00%
Total risk-based capital, ratio (in hundredths)	17.62%	17.01%
Total risk-based capital, Well Capitalized (in hundredths)	10.00%	10.00%
Total risk-based capital, Adequately Capitalized (in hundredths)	8.00%	8.00%
Leverage Capital [Abstract]
Tier One Risk Based Capital	349,580	335,759
Total risk-based capital	$ 376,565	$ 362,648
Leverage Ratios [Abstract]
Tier 1 risk-based capital, ratio (in hundredths)	16.35%	15.75%
Total risk-based capital, ratio (in hundredths)	17.62%	17.01%

Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive income balances, net of tax [Abstract]
Net unrealized holding gain (loss) on securities available for sale	$ 3,755	$ (1,018)	$ (5,607)	$ (1,800)
Net change in funded status of pension and postretirement benefit plans	(2,197)	(1,475)	1,488	518
Accumulated other comprehensive income (loss)	1,558	(2,493)	(4,119)	(1,282)
Net unrealized holding gain (loss) on securities available for sale, YTD/QTD change	4,773	4,589	(3,807)
Net change in funded status of pension and postretirement benefit plans, YTD/QTD change	(722)	(2,963)	970
Other comprehensive income (loss) YTD/QTD change	$ 4,051	$ 1,626	$ (2,837)

Common stock offering (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Common stock offering [Abstract]
Common stock public offering completion date	Jul 6, 2011
Number of shares of common stock in public offering (in shares)	15,640,000
Shares of common stock, par value (in dollars per share)	$ 1	$ 1
Additional shares due to underwriters' exercise of over-allotment option ( in shares)	2,040,000
Common stock sale price (in dollars per share)	$ 4.6
Net proceeds from common stock offering	$ 67.6

Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income [Abstract]
Net gain on securities transactions	$ 2,161	$ 1,428	$ 3,352
Expenses [Abstract]
Professional services	6,040	5,729	5,599
Total noninterest expense	83,977	82,142	80,894
Income tax expense (benefit)	22,441	19,298	14,591
Net income	37,534	33,087	29,321
Assets [Abstract]
Securities available for sale	912,092	908,718
Other assets	64,402	67,099
Total assets	4,346,613	4,243,644
Liabilities and Equity [Abstract]
Accrued expenses and other liabilities	23,776	21,592
Total liabilities	3,987,815	3,905,128
Shareholders' equity	358,798	338,516	255,440	245,678
Total liabilities and shareholders' equity	4,346,613	4,243,644
Cash flows from operating activities:
Net income	37,534	33,087	29,321
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation expense	405	287	176
Net gain on securities transactions	(2,161)	(1,428)	(3,352)
Total adjustments	21,095	28,231	19,158
Net cash provided by operating activities	58,629	61,318	48,479
Cash flows from investing activities:
Proceeds from sale and calls of securities available for sale	1,204,250	1,171,945	1,198,435
Purchases of securities available for sale	(1,199,986)	(1,207,157)	(1,301,412)
Net cash (used in) provided by investing activities	(106,385)	(226,604)	690
Cash flows from financing activities:
Dividends paid	(24,587)	(21,333)	(19,460)
Net proceeds from common stock offering	0	67,578	0
Proceeds from sales of treasury stock	2,913	2,900	2,833
Net cash provided by financing activities	58,829	253,979	249,187
Net increase in cash and cash equivalents	11,073	88,693	298,356
Cash and cash equivalents at beginning of period	532,943	444,250	145,894
Cash and cash equivalents at end of period	544,016	532,943	444,250
TrustCo Bank Corp NY [Member]
Statement of Income [Abstract]
Dividends and interest from subsidiaries	24,475	19,635	14,128
Net gain on securities transactions	0	45	0
Income from other investments	0	1	3
Total income	24,475	19,681	14,131
Expenses [Abstract]
Operating supplies	105	86	81
Professional services	296	362	599
Miscellaneous expense	737	555	329
Total noninterest expense	1,138	1,003	1,009
Income before income taxes and subsidiaries undistributed earnings	23,337	18,678	13,122
Income tax expense (benefit)	(364)	(174)	(343)
Income before subsidiaries' undistributed earnings	23,701	18,852	13,465
Equity in undistributed earnings of subsidiaries	13,833	14,235	15,856
Net income	37,534	33,087	29,321
Assets [Abstract]
Cash in subsidiary bank	12,950	10,663
Investments in subsidiaries	351,704	333,822
Securities available for sale	10	10
Other assets	178	269
Total assets	364,842	344,764
Liabilities and Equity [Abstract]
Accrued expenses and other liabilities	6,044	6,248
Total liabilities	6,044	6,248
Shareholders' equity	358,798	338,516
Total liabilities and shareholders' equity	364,842	344,764
Cash flows from operating activities:
Net income	37,534	33,087	29,321
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(13,833)	(14,235)	(15,856)
Stock based compensation expense	405	287	176
Net gain on securities transactions	0	(45)	0
Net change in other assets and accrued expenses	(158)	(232)	(310)
Total adjustments	(13,586)	(14,225)	(15,990)
Net cash provided by operating activities	23,948	18,862	13,331
Cash flows from investing activities:
Proceeds from sale and calls of securities available for sale	0	372	0
Investment in bank subsidiary	0	(67,000)	0
Purchases of securities available for sale	0	(68)	0
Net cash (used in) provided by investing activities	0	(66,696)	0
Cash flows from financing activities:
Dividends paid	(24,574)	(21,320)	(19,447)
Net proceeds from common stock offering	0	67,578	0
Proceeds from sales of treasury stock	2,913	2,900	2,833
Net cash provided by financing activities	(21,661)	49,158	(16,614)
Net increase in cash and cash equivalents	2,287	1,324	(3,283)
Cash and cash equivalents at beginning of period	10,663	9,339	12,622
Cash and cash equivalents at end of period	$ 12,950	$ 10,663	$ 9,339